UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI
First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Semi-Annual Report
For the Six Months Ended
September 30, 2018

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2018, including a market overview. We encourage you to read this report carefully and discuss it with your financial advisor.
Based on continued strong job growth and the economic outlook in the U.S., the Federal Reserve (the “Fed”) raised interest rates in March, June, and September. At their September meeting, the Fed also indicated the possibility of one more rate hike in 2018 as well as three more rate hikes in 2019.
During the second quarter, U.S. markets continued to be volatile. During April and May, the Dow Jones Industrial Average (“DJIA”) closed out each month slightly down but ended both June and July slightly up. August was a strong month for stocks, and the DJIA finished August just under its previous high in January of 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices hit record levels during the quarter.
Globally, markets underperformed moderately during the first two quarters of 2018. However, the third quarter was a different story for global markets, as the MSCI AC World Index, which captures 23 developed markets and 24 emerging markets, ended September in positive territory. Analysts believe European companies are set up for growing earnings and credit upswings, which bodes well for global market performance. In addition, we believe the longer-term drivers of positive demographics, lower debt levels and improving productivity may lead to a multi-year cyclical upswing in emerging market economic fundamentals.
Trade tensions have had an impact on markets around the world and could continue to do so in the future. However, our economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and by speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2018 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
In its latest forecast, the International Monetary Fund (“IMF”) is calling for world real gross domestic product (“GDP”) to hold steady at 3.7% from 2017 through 2019, with the latter two years being estimates, according to its own release. Despite the forecast calling for growth to level off, the 3.7% mark still ranks as the highest level achieved since the 4.3% growth rate posted in 2011. U.S. real GDP is expected to increase from 2.2% in 2017 to 2.9% (estimate) in 2018 and then dip to 2.5% (estimate) in 2019. Inflation estimates have been adjusted higher in 2018 but are projected to level off in 2019. Advanced economies are expected to see consumer prices rise by 2.0% in 2018, compared to 5.0% for emerging and developing economies. The absence of any serious inflationary pressure has helped keep interest rates and bond yields at levels well below their historical norms, in our opinion.
From a global economic perspective, the past six months have been largely shaped by the Trump administration’s desire to upgrade the United States’ trade agreements with its major trading partners. On March 8, 2018, President Trump signed a proclamation authorizing tariffs on imported steel (25%) and aluminum (10%). Since that initial proclamation, the Trump administration has authorized additional tariffs, primarily targeting China. U.S. trading partners in turn have levied tariffs on U.S. goods. We believe that the tariffs have hurt the performance of foreign stocks more than U.S. stocks, with emerging markets suffering the most. The major U.S. equity indices have endured the tariff battle a bit better due to the passage of the Tax Cuts & Jobs Act in December 2017. The new law lowered the U.S. federal corporate tax rate from 35% to 21% with an intent to boost future economic growth. We believe lower corporate tax rates should help make U.S. goods and services more competitively priced in the global marketplace.
U.S. real GDP growth has only averaged 2.3% in the current recovery (third quarter 2009-second quarter 2018), according to data from the Bureau of Economic Analysis. The IMF has yet to forecast 3.0% real GDP growth for the U.S., but based in part on the 4.2% annualized growth rate posted in the second quarter of 2018, Brian Wesbury, Chief Economist at First Trust Advisors L.P., is calling for 3.0%-plus real GDP growth for both 2018 and 2019, a pace not seen since 2005.
ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record $5.25 trillion in September 2018, up 6.71% from $4.92 trillion at the close of March 2018, according to its own releases. September 2018 marked the 56th consecutive month of net new cash inflows into ETFs/ETPs listed globally.
Global Equities Markets
For the six-month period ended September 30, 2018, the MSCI World ex USA and MSCI Emerging Markets indices posted total returns of 0.71% (USD) and -8.84% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 5.52% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). We believe that the U.S. dollar rose in the period due to a flight to quality by global investors reacting to the escalation of trade tariffs by the Trump administration. With respect to U.S. equities, the S&P 500® Index posted a total return of 11.41% over the past six months. All 11 sectors were up on a total return basis. The top performers were the Health Care, Consumer Discretionary and Information Technology sectors, up 18.08%, 17.01% and 16.52%, respectively, while the worst showing came from the Financials sector, up just 1.06%.
The 2018 consensus estimated earnings growth rates for the S&P 500®, MSCI World ex USA and the MSCI Emerging Markets indices were 21.57%, 8.10% and 6.41%, respectively, as of September 28, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.23%, 8.09% and 11.08%, respectively. We believe that corporate earnings drive the direction of stock prices over time and these earnings targets are encouraging, in our opinion.
A Bloomberg survey of 25 equity strategists found that their average year-end price target for the S&P 500® Index was 2,956 as of August 29, 2018 (most recent), according to its own release. The highest estimate was 3,200, while the lowest was 2,750. The S&P 500® Index closed at 2,913.98 on September 28, 2018. It stood 0.57% below its all-time high of 2,930.75 on September 20, 2018.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by banks, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which includes companies providing a broad range of financial services, including retail banking, loans and money transmissions. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the banking sector. The Index is designed to select bank stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	-4.67%	2.48%	19.23%	42.84%
Market Price	-4.76%	2.48%	19.23%	42.83%
Index Performance
Nasdaq US Smart Banks Index	-4.37%	3.17%	20.05%	44.84%
NASDAQ US Benchmark Banks Index	1.21%	8.50%	23.75%	54.05%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
JPMorgan Chase & Co.	8.3%
US Bancorp	8.3
PNC Financial Services Group (The), Inc.	8.0
Huntington Bancshares, Inc.	7.8
SunTrust Banks, Inc.	7.7
Bank of America Corp.	4.0
KeyCorp	4.0
Regions Financial Corp.	4.0
BB&T Corp.	4.0
Citizens Financial Group, Inc.	4.0
Total	60.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	98	0	0	0
4/1/17 – 3/31/18	186	0	0	0
4/1/18 – 9/30/18	93	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	64	0	0	0
4/1/18 – 9/30/18	34	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by food and beverage companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include brewers, distillers and vintners; manufacturers, distributors and packagers of food and beverage products; and companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the food and beverage sector. The Index is designed to select food and beverage stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	-0.67%	-0.10%	0.08%	0.16%
Market Price	-1.23%	-0.61%	-0.12%	-0.25%
Index Performance
Nasdaq US Smart Food & Beverage Index	-0.36%	0.51%	0.71%	1.44%
NASDAQ US Benchmark Food & Beverage Index	2.88%	3.80%	3.70%	7.64%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Coca-Cola (The) Co.	8.4%
Post Holdings, Inc.	8.2
Archer-Daniels-Midland Co.	8.1
Lamb Weston Holdings, Inc.	8.0
Pinnacle Foods, Inc.	7.9
McCormick & Co., Inc.	4.3
Hormel Foods Corp.	4.1
Mondelez International, Inc., Class A	4.1
PepsiCo, Inc.	4.0
JM Smucker (The) Co.	4.0
Total	61.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	117	0	0	0
4/1/17 – 3/31/18	191	1	0	0
4/1/18 – 9/30/18	64	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	15	1	0	0
4/1/17 – 3/31/18	58	0	0	0
4/1/18 – 9/30/18	62	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by oil and gas companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include companies engaged in the exploration for and drilling, production, refining, distribution and retail sales of oil and gas products; suppliers of equipment and services to oil fields and offshore platforms; and oil and gas pipeline operators. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the oil and gas sector. The Index is designed to select oil and gas stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	25.92%	34.04%	13.80%	29.97%
Market Price	25.90%	34.15%	13.84%	30.07%
Index Performance
Nasdaq US Smart Oil & Gas Index	26.38%	35.07%	14.57%	31.76%
NASDAQ US Benchmark Oil & Gas Index	15.07%	15.24%	10.02%	21.36%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Valero Energy Corp.	7.8%
PBF Energy, Inc., Class A	7.8
SM Energy Co.	7.7
Phillips 66	7.7
HollyFrontier Corp.	7.4
Apache Corp.	4.4
Marathon Oil Corp.	4.4
Exxon Mobil Corp.	4.3
ConocoPhillips	4.3
Chevron Corp.	4.2
Total	60.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	86	4	0	0
4/1/17 – 3/31/18	187	5	1	0
4/1/18 – 9/30/18	103	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	43	0	0	0
4/1/17 – 3/31/18	57	0	0	0
4/1/18 – 9/30/18	24	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by pharmaceuticals companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills as well as vaccine producers. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the pharmaceuticals sector. The Index is designed to select pharmaceuticals stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	11.28%	18.11%	9.55%	20.31%
Market Price	11.27%	18.16%	9.57%	20.36%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	11.67%	18.90%	10.31%	22.00%
NASDAQ US Benchmark Pharmaceuticals Index	15.71%	15.74%	14.02%	30.48%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Pfizer, Inc.	8.6%
Eli Lilly & Co.	7.8
Abbott Laboratories	7.8
Madrigal Pharmaceuticals, Inc.	7.3
Johnson & Johnson	6.7
Merck & Co., Inc.	4.2
Zoetis, Inc.	4.1
Bristol-Myers Squibb Co.	4.1
Allergan PLC	4.0
Jazz Pharmaceuticals PLC	4.0
Total	58.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	62	0	1	0
4/1/17 – 3/31/18	178	1	0	0
4/1/18 – 9/30/18	100	2	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	70	0	0	0
4/1/17 – 3/31/18	70	1	0	0
4/1/18 – 9/30/18	24	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by retail companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include companies engaged in the direct sale of goods or services to the public, including online marketplaces. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the retail sector. The Index is designed to select retail stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	17.68%	24.86%	12.11%	26.09%
Market Price	17.76%	25.08%	12.18%	26.24%
Index Performance
Nasdaq US Smart Retail Index	18.09%	25.73%	12.83%	27.74%
NASDAQ US Benchmark Retail Index	24.09%	48.48%	28.15%	65.33%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	74.3%
Consumer Staples	21.0
Health Care	4.4
Communication Services	0.3
Total	100.0%
Top Ten Holdings	% of Total Investments
Kohl’s Corp.	7.2%
TJX (The) Cos., Inc.	7.2
Target Corp.	6.8
Costco Wholesale Corp.	6.1
Kroger (The) Co.	5.5
Casey’s General Stores, Inc.	4.3
Five Below, Inc.	4.3
Home Depot (The), Inc.	3.9
Dollar General Corp.	3.9
Sysco Corp.	3.7
Total	52.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	0	0	0
4/1/17 – 3/31/18	48	1	0	0
4/1/18 – 9/30/18	118	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	42	0	0	0
4/1/17 – 3/31/18	201	0	0	0
4/1/18 – 9/30/18	9	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by semiconductor companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the semiconductor sector. The Index is designed to select semiconductor stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	-6.04%	8.33%	24.02%	54.72%
Market Price	-6.11%	8.22%	23.98%	54.62%
Index Performance
Nasdaq US Smart Semiconductor Index	-5.77%	8.99%	24.84%	56.81%
NASDAQ US Benchmark Semiconductors Index	2.16%	22.27%	27.48%	63.61%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Advanced Micro Devices, Inc.	9.7%
Texas Instruments, Inc.	8.1
Analog Devices, Inc.	7.9
ON Semiconductor Corp.	7.3
Intel Corp.	6.7
Maxim Integrated Products, Inc.	4.0
KLA-Tencor Corp.	3.7
Micron Technology, Inc.	3.7
Cirrus Logic, Inc.	3.5
Xilinx, Inc.	3.4
Total	58.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	106	15	0	0
4/1/17 – 3/31/18	172	0	0	0
4/1/18 – 9/30/18	91	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	11	1	0	0
4/1/17 – 3/31/18	78	0	0	0
4/1/18 – 9/30/18	35	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Fund invests in securities issued by transportation companies, as classified by the Index Provider using the Industry Classification Benchmark (“ICB”), which include: delivery services, shipping and marine transportation companies, railroads, trucking companies and companies providing services to the transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; manufacturers and distributors of automobiles, auto parts and tires; and airlines providing primarily passenger air transport. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the transportation sector. The Index is designed to select transportation stocks from the NASDAQ US Benchmark Index (the “Base Index”) based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (9/20/16) to 9/30/18	Inception (9/20/16) to 9/30/18
Fund Performance
NAV	2.63%	6.62%	14.18%	30.85%
Market Price	2.43%	6.62%	14.16%	30.79%
Index Performance
Nasdaq US Smart Transportation Index	2.93%	7.29%	14.94%	32.61%
NASDAQ US Benchmark Industrial Transportation Index	16.53%	21.60%	26.74%	61.68%
NASDAQ US Benchmark Index	11.22%	17.79%	18.84%	41.90%
(See Notes to Fund Performance Overview Page 18.)

Nasdaq® and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	80.8%
Consumer Discretionary	19.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Union Pacific Corp.	8.6%
Norfolk Southern Corp.	8.3
United Continental Holdings, Inc.	8.1
CSX Corp.	8.0
Delta Air Lines, Inc.	7.9
CH Robinson Worldwide, Inc.	4.1
Southwest Airlines Co.	4.1
JetBlue Airways Corp.	4.1
Genuine Parts Co.	4.0
Spirit Airlines, Inc.	3.9
Total	61.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	91	7	0	0
4/1/17 – 3/31/18	128	0	0	0
4/1/18 – 9/30/18	68	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/21/16 – 3/31/17	34	1	0	0
4/1/17 – 3/31/18	122	0	0	0
4/1/18 – 9/30/18	55	4	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2018 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$953.30	0.60%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$993.30	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$1,259.20	0.60%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$1,112.80	0.60%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$1,176.80	0.60%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
September 30, 2018 (Unaudited)
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$939.60	0.60%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$1,026.30	0.60%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2018 through September 30, 2018), multiplied by 183/365 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 98.4%
937,087	Bank of America Corp.	$27,606,583
250,580	Bank OZK	9,512,017
561,057	BB&T Corp.	27,233,707
142,420	Citigroup, Inc.	10,217,211
704,075	Citizens Financial Group, Inc.	27,156,173
104,052	Comerica, Inc.	9,385,490
251,287	Cullen/Frost Bankers, Inc.	26,244,414
160,014	East West Bancorp, Inc.	9,660,045
775,217	Fifth Third Bancorp	21,644,059
550,612	First Horizon National Corp.	9,503,563
100,049	First Republic Bank	9,604,704
3,575,707	Huntington Bancshares, Inc.	53,349,549
505,968	JPMorgan Chase & Co.	57,093,429
1,375,550	KeyCorp	27,359,690
163,678	M&T Bank Corp.	26,931,578
201,040	PacWest Bancorp	9,579,556
1,565,501	People’s United Financial, Inc.	26,801,377
403,980	PNC Financial Services Group (The), Inc.	55,018,036
1,489,226	Regions Financial Corp.	27,327,297
87,725	Signature Bank	10,074,339
444,095	Sterling Bancorp	9,770,090
787,808	SunTrust Banks, Inc.	52,617,696
31,442	SVB Financial Group (a)	9,773,117
202,529	Synovus Financial Corp.	9,273,803
114,319	Texas Capital Bancshares, Inc. (a)	9,448,465
1,070,956	US Bancorp	56,557,186
495,692	Wells Fargo & Co.	26,053,572
176,170	Western Alliance Bancorp (a)	10,022,311
190,237	Zions Bancorp N.A.	9,540,386
		674,359,443
	Thrifts & Mortgage Finance – 1.4%
941,879	New York Community Bancorp, Inc.	9,767,285
	Total Investments – 99.8%	684,126,728
	(Cost $696,705,806) (b)
	Net Other Assets and Liabilities – 0.2%	1,100,820
	Net Assets – 100.0%	$685,227,548

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,905,454 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,484,532. The net unrealized depreciation was $12,579,078.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 684,126,728	$ 684,126,728	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Beverages – 19.0%
314	Brown-Forman Corp., Class B	$15,873
1,768	Coca-Cola (The) Co.	81,664
79	Constellation Brands, Inc., Class A	17,034
246	Molson Coors Brewing Co., Class B	15,129
270	Monster Beverage Corp. (a)	15,736
352	PepsiCo, Inc.	39,353
		184,789
	Food & Staples Retailing – 1.6%
504	US Foods Holding Corp. (a)	15,533
	Food Products – 75.5%
1,563	Archer-Daniels-Midland Co.	78,572
253	Bunge Ltd.	17,384
416	Campbell Soup Co.	15,238
1,072	Conagra Brands, Inc.	36,416
357	General Mills, Inc.	15,323
575	Hain Celestial Group (The), Inc. (a)	15,594
163	Hershey (The) Co.	16,626
1,006	Hormel Foods Corp.	39,636
162	Ingredion, Inc.	17,004
381	JM Smucker (The) Co.	39,095
549	Kellogg Co.	38,441
676	Kraft Heinz (The) Co.	37,254
1,165	Lamb Weston Holdings, Inc.	77,589
315	McCormick & Co., Inc.	41,501
922	Mondelez International, Inc., Class A	39,609
1,186	Pinnacle Foods, Inc.	76,865
810	Post Holdings, Inc. (a)	79,412
155	Sanderson Farms, Inc.	16,022
627	Tyson Foods, Inc., Class A	37,325
		734,906
	Personal Products – 3.9%
696	Herbalife Nutrition Ltd. (a)	37,967
	Total Investments – 100.0%	973,195
	(Cost $987,675) (b)
	Net Other Assets and Liabilities – 0.0%	135
	Net Assets – 100.0%	$973,330

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $41,199 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $55,679. The net unrealized depreciation was $14,480.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 973,195	$ 973,195	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Energy Equipment & Services – 4.9%
1,862	Baker Hughes a GE Co.	$62,992
1,539	Halliburton Co.	62,376
9,745	Helmerich & Payne, Inc.	670,164
9,952	Nabors Industries Ltd.	61,304
1,305	National Oilwell Varco, Inc.	56,219
3,585	Patterson-UTI Energy, Inc.	61,339
972	Schlumberger Ltd.	59,214
5,070	Transocean Ltd. (a)	70,727
25,372	Weatherford International PLC (a)	68,758
		1,173,093
	Oil, Gas & Consumable Fuels – 95.1%
11,971	Anadarko Petroleum Corp.	806,965
10,537	Antero Resources Corp. (a)	186,610
21,905	Apache Corp.	1,044,211
2,577	Cabot Oil & Gas Corp.	58,034
2,535	Carrizo Oil & Gas, Inc. (a)	63,882
917	Cheniere Energy, Inc. (a)	63,722
97,905	Chesapeake Energy Corp. (a)	439,593
8,105	Chevron Corp.	991,079
727	Cimarex Energy Co.	67,567
448	Concho Resources, Inc. (a)	68,432
13,075	ConocoPhillips	1,012,005
13,465	Continental Resources Inc. (a)	919,390
1,430	Devon Energy Corp.	57,114
507	Diamondback Energy, Inc.	68,541
6,216	EOG Resources, Inc.	792,975
1,203	EQT Corp.	53,209
11,975	Exxon Mobil Corp.	1,018,115
912	Hess Corp.	65,281
25,229	HollyFrontier Corp.	1,763,507
3,870	Kinder Morgan, Inc.	68,615
44,634	Marathon Oil Corp.	1,039,080
11,667	Marathon Petroleum Corp.	933,010
3,853	Murphy Oil Corp.	128,459
2,250	Newfield Exploration Co. (a)	64,868
2,066	Noble Energy, Inc.	64,439
50,878	Oasis Petroleum, Inc. (a)	721,450
12,021	Occidental Petroleum Corp.	987,766
2,211	Parsley Energy, Inc., Class A (a)	64,672
36,983	PBF Energy, Inc., Class A	1,845,822
16,203	Phillips 66	1,826,402
351	Pioneer Natural Resources Co.	61,141
5,622	Range Resources Corp.	95,518
57,951	SM Energy Co.	1,827,195
69,490	Southwestern Energy Co. (a)	355,094
1,769	Targa Resources Corp.	99,612
16,289	Valero Energy Corp.	1,852,874
1,206	Whiting Petroleum Corp. (a)	63,966
32,447	Williams (The) Cos., Inc.	882,234
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
3,219	WPX Energy, Inc. (a)	$64,766
		22,587,215
	Total Investments – 100.0%	23,760,308
	(Cost $23,593,542) (b)
	Net Other Assets and Liabilities – 0.0%	1,383
	Net Assets – 100.0%	$23,761,691

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $663,275 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $496,509. The net unrealized appreciation was $166,766.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,760,308	$ 23,760,308	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 23.0%
706	AbbVie, Inc.	$66,773
1,511	Alkermes PLC (a)	64,127
5,024	Amicus Therapeutics, Inc. (a)	60,740
884	Blueprint Medicines Corp. (a)	69,005
1,368	Esperion Therapeutics, Inc. (a)	60,698
3,520	Ironwood Pharmaceuticals, Inc. (a)	64,979
1,193	Madrigal Pharmaceuticals, Inc. (a)	255,457
3,292	Radius Health, Inc. (a)	58,598
413	Sage Therapeutics, Inc. (a)	58,336
3,146	Spectrum Pharmaceuticals, Inc. (a)	52,853
		811,566
	Health Care Equipment & Supplies – 7.8%
3,728	Abbott Laboratories	273,486
	Pharmaceuticals – 69.1%
743	Allergan PLC	141,527
2,314	Bristol-Myers Squibb Co.	143,653
2,399	Catalent, Inc. (a)	109,274
4,508	Corcept Therapeutics, Inc. (a)	63,202
2,560	Eli Lilly & Co.	274,714
3,948	Endo International PLC (a)	66,445
3,202	Horizon Pharma PLC (a)	62,695
834	Jazz Pharmaceuticals PLC (a)	140,220
1,709	Johnson & Johnson	236,133
1,709	Medicines (The) Co. (a)	51,116
2,078	Merck & Co., Inc.	147,413
3,644	Mylan N.V. (a)	133,370
1,436	Pacira Pharmaceuticals, Inc. (a)	70,579
1,507	Perrigo Co. PLC	106,696
6,867	Pfizer, Inc.	302,629
2,393	Prestige Consumer Healthcare, Inc. (a)	90,671
1,528	Supernus Pharmaceuticals, Inc. (a)	76,935
1,573	Zoetis, Inc.	144,024
1,403	Zogenix, Inc. (a)	69,589
		2,430,885
	Total Investments – 99.9%	3,515,937
	(Cost $3,536,912) (b)
	Net Other Assets and Liabilities – 0.1%	3,236
	Net Assets – 100.0%	$3,519,173

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $127,711 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $148,686. The net unrealized depreciation was $20,975.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,515,937	$ 3,515,937	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Diversified Consumer Services – 1.8%
1,533	H&R Block, Inc.	$39,475
82	Weight Watchers International, Inc. (a)	5,903
		45,378
	Entertainment – 0.3%
17	Netflix, Inc. (a)	6,360
	Food & Staples Retailing – 21.0%
819	Casey’s General Stores, Inc.	105,741
640	Costco Wholesale Corp.	150,323
4,642	Kroger (The) Co.	135,129
1,250	Sysco Corp.	91,563
89	Walgreens Boots Alliance, Inc.	6,488
256	Walmart, Inc.	24,041
		513,285
	Health Care Providers & Services – 4.4%
68	AmerisourceBergen Corp.	6,271
117	Cardinal Health, Inc.	6,318
1,141	CVS Health Corp.	89,820
48	McKesson Corp.	6,367
		108,776
	Internet & Direct Marketing Retail – 3.9%
33	Amazon.com, Inc. (a)	66,099
177	eBay, Inc. (a)	5,845
42	GrubHub, Inc. (a)	5,822
210	Overstock.com, Inc. (a)	5,817
79	Shutterfly, Inc. (a)	5,205
25	Stamps.com, Inc. (a)	5,655
		94,443
	Multiline Retail – 26.8%
887	Big Lots, Inc.	37,068
868	Dollar General Corp.	94,872
76	Dollar Tree, Inc. (a)	6,198
2,364	Kohl’s Corp.	176,236
2,559	Macy’s, Inc.	88,874
1,480	Nordstrom, Inc.	88,519
1,872	Target Corp.	165,129
		656,896
	Specialty Retail – 41.7%
175	Advance Auto Parts, Inc.	29,458
3,465	American Eagle Outfitters, Inc.	86,036
111	AutoZone, Inc. (a)	86,103
341	Bed Bath & Beyond, Inc.	5,115
393	Best Buy Co., Inc.	31,188
556	Burlington Stores, Inc. (a)	90,584
78	CarMax, Inc. (a)	5,824
1,401	Dick’s Sporting Goods, Inc.	49,707
Shares	Description	Value

	Specialty Retail (Continued)
803	Five Below, Inc. (a)	$104,438
124	Foot Locker, Inc.	6,322
461	GameStop Corp., Class A	7,039
202	Gap (The), Inc.	5,828
466	Home Depot (The), Inc.	96,532
232	L Brands, Inc.	7,030
351	Lowe’s Cos., Inc.	40,302
144	O’Reilly Automotive, Inc. (a)	50,014
599	Ross Stores, Inc.	59,361
95	Signet Jewelers Ltd.	6,263
50	Tiffany & Co.	6,448
1,563	TJX (The) Cos., Inc.	175,087
452	Tractor Supply Co.	41,078
24	Ulta Beauty, Inc. (a)	6,771
389	Urban Outfitters, Inc. (a)	15,910
121	Williams-Sonoma, Inc.	7,952
		1,020,390
	Total Investments – 99.9%	2,445,528
	(Cost $2,369,901) (b)
	Net Other Assets and Liabilities – 0.1%	1,704
	Net Assets – 100.0%	$2,447,232

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $92,955 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,328. The net unrealized appreciation was $75,627.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,445,528	$ 2,445,528	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Semiconductors & Semiconductor Equipment – 99.9%
13,457	Advanced Energy Industries, Inc. (a)	$695,054
100,268	Advanced Micro Devices, Inc. (a)	3,097,279
27,465	Analog Devices, Inc.	2,539,414
18,637	Applied Materials, Inc.	720,320
28,615	Cirrus Logic, Inc. (a)	1,104,539
16,665	Cree, Inc. (a)	631,104
46,589	Cypress Semiconductor Corp.	675,075
23,651	Entegris, Inc.	684,696
21,629	Inphi, Corp. (a)	821,469
18,869	Integrated Device Technology, Inc. (a)	887,032
45,238	Intel Corp.	2,139,305
11,682	KLA-Tencor Corp.	1,188,176
4,631	Lam Research Corp.	702,523
38,771	Marvell Technology Group Ltd.	748,280
22,450	Maxim Integrated Products, Inc.	1,265,955
9,319	Microchip Technology, Inc.	735,362
25,848	Micron Technology, Inc. (a)	1,169,105
8,630	MKS Instruments, Inc.	691,695
6,982	Monolithic Power Systems, Inc.	876,450
2,857	NVIDIA Corp.	802,874
127,228	ON Semiconductor Corp. (a)	2,344,812
10,010	Qorvo, Inc. (a)	769,669
11,668	QUALCOMM, Inc.	840,446
8,782	Skyworks Solutions, Inc.	796,615
19,465	Teradyne, Inc.	719,816
24,155	Texas Instruments, Inc.	2,591,590
52,541	Ultra Clean Holdings, Inc. (a)	659,390
13,764	Xilinx, Inc.	1,103,460
	Total Investments – 99.9%	32,001,505
	(Cost $33,186,278) (b)
	Net Other Assets and Liabilities – 0.1%	34,789
	Net Assets – 100.0%	$32,036,294

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,361,358 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,546,131. The net unrealized depreciation was $1,184,773.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,001,505	$ 32,001,505	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 14.6%
1,057	CH Robinson Worldwide, Inc.	$103,501
462	Expeditors International of Washington, Inc.	33,971
416	FedEx Corp.	100,169
826	United Parcel Service, Inc., Class B	96,436
318	XPO Logistics, Inc. (a)	36,306
		370,383
	Airlines – 30.8%
501	Alaska Air Group, Inc.	34,499
836	American Airlines Group, Inc.	34,552
3,472	Delta Air Lines, Inc.	200,786
5,321	JetBlue Airways Corp. (a)	103,015
1,656	Southwest Airlines Co.	103,417
2,136	Spirit Airlines, Inc. (a)	100,328
2,323	United Continental Holdings, Inc. (a)	206,886
		783,483
	Auto Components – 6.3%
782	Adient PLC	30,740
773	BorgWarner, Inc.	33,069
1,447	Gentex Corp.	31,053
1,491	Goodyear Tire & Rubber (The) Co.	34,874
209	Lear Corp.	30,305
		160,041
	Automobiles – 7.7%
10,709	Ford Motor Co.	99,059
939	General Motors Co.	31,616
794	Harley-Davidson, Inc.	35,968
112	Tesla, Inc. (a)	29,654
		196,297
	Distributors – 5.2%
1,017	Genuine Parts Co.	101,090
980	LKQ Corp. (a)	31,036
		132,126
	Road & Rail – 34.1%
2,738	CSX Corp.	202,749
841	JB Hunt Transport Services, Inc.	100,028
875	Kansas City Southern	99,120
1,168	Norfolk Southern Corp.	210,824
222	Old Dominion Freight Line, Inc.	35,800
1,348	Union Pacific Corp.	219,495
		868,016
Shares	Description	Value

	Transportation Infrastructure – 1.3%
719	Macquarie Infrastructure Corp.	$33,167
	Total Investments – 100.0%	2,543,513
	(Cost $2,497,382) (b)
	Net Other Assets and Liabilities – (0.0)%	(870)
	Net Assets – 100.0%	$2,542,643

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $116,090 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,959. The net unrealized appreciation was $46,131.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,543,513	$ 2,543,513	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2018 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 684,126,728	$ 973,195	$ 23,760,308
Cash	—	—	1,911
Receivables:
Dividends	2,946,250	1,297	11,457
Fund shares sold	—	—	1,250,611
Dividend reclaims	—	—	—
Investment securities sold	504,721,546	—	—
Total Assets	1,191,794,524	974,492	25,024,287
LIABILITIES:
Due to custodian	209,813	673	—
Payables:
Investment advisory fees	685,153	489	12,092
Investment securities purchased	—	—	1,250,504
Fund shares redeemed	505,672,010	—	—
Total Liabilities	506,566,976	1,162	1,262,596
NET ASSETS	$685,227,548	$973,330	$23,761,691
NET ASSETS consist of:
Paid-in capital	$ 662,515,015	$ 1,241,742	$ 23,272,465
Par value	245,500	500	9,500
Accumulated distributable earnings (loss)	22,467,033	(268,912)	479,726
NET ASSETS	$685,227,548	$973,330	$23,761,691
NET ASSET VALUE, per share	$27.91	$19.47	$25.01
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,550,002	50,002	950,002
Investments, at cost	$696,705,806	$987,675	$23,593,542

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$ 3,515,937	$ 2,445,528	$ 32,001,505	$ 2,543,513
2,559	330	46,678	—

3,318	2,646	7,219	1,633
—	—	—	—
248	—	—	37
—	—	—	—
3,522,062	2,448,504	32,055,402	2,545,183

—	—	—	852

2,889	1,272	19,108	1,688
—	—	—	—
—	—	—	—
2,889	1,272	19,108	2,540
$ 3,519,173	$ 2,447,232	$ 32,036,294	$ 2,542,643

$ 3,508,327	$ 2,441,007	$ 33,390,851	$ 2,604,052
1,500	1,000	10,500	1,000
9,346	5,225	(1,365,057)	(62,409)
$ 3,519,173	$ 2,447,232	$ 32,036,294	$ 2,542,643
$23.46	$24.47	$30.51	$25.43
150,002	100,002	1,050,002	100,002
$3,536,912	$2,369,901	$33,186,278	$2,497,382
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2018 (Unaudited)
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 16,045,776	$ 9,446	$ 203,374
Interest	16,119	14	284
Foreign withholding tax	(13,099)	—	(95)
Other	—	—	68
Total investment income	16,048,796	9,460	203,631
EXPENSES:
Investment advisory fees	4,104,834	2,975	66,051
Total expenses	4,104,834	2,975	66,051
NET INVESTMENT INCOME (LOSS)	11,943,962	6,485	137,580
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(33,857,602)	(45,216)	(403,397)
In-kind redemptions	69,996,740	—	1,172,043
Net realized gain (loss)	36,139,138	(45,216)	768,646
Net change in unrealized appreciation (depreciation) on investments	(112,082,937)	32,083	(81,478)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(75,943,799)	(13,133)	687,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(63,999,837)	$(6,648)	$ 824,748

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$24,356	$15,049	$259,996	$37,560
38	31	173	41
—	—	—	—
—	—	—	—
24,394	15,080	260,169	37,601

11,876	5,510	130,067	11,166
11,876	5,510	130,067	11,166
12,518	9,570	130,102	26,435

(171,511)	(89,880)	(2,186,131)	(101,363)
462,428	237,726	2,632,441	144,489
290,917	147,846	446,310	43,126
51,331	79,724	(3,172,890)	53,455
342,248	227,570	(2,726,580)	96,581
$354,766	$237,140	$(2,596,478)	$123,016
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018
OPERATIONS:
Net investment income (loss)	$ 11,943,962	$ 16,564,334	$ 6,485	$ 46,736
Net realized gain (loss)	36,139,138	52,973,032	(45,216)	45,510
Net change in unrealized appreciation (depreciation)	(112,082,937)	89,072,276	32,083	(160,886)
Net increase (decrease) in net assets resulting from operations	(63,999,837)	158,609,642	(6,648)	(68,640)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(10,148,856)		(5,450)
Net investment income		(16,535,231)		(50,991)
Net realized gain		—		—
Return of capital	—	—	—	—
Total distributions to shareholders	(10,148,856)	(16,535,231)	(5,450)	(50,991)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	347,265,377	669,985,019	—	1,991,964
Cost of shares redeemed	(902,333,538)	(525,014,968)	—	(6,045,378)
Net increase (decrease) in net assets resulting from shareholder transactions	(555,068,161)	144,970,051	—	(4,053,414)
Total increase (decrease) in net assets	(629,216,854)	287,044,462	(12,098)	(4,173,045)
NET ASSETS:
Beginning of period	1,314,444,402	1,027,399,940	985,428	5,158,473
End of period	$685,227,548	$1,314,444,402	$973,330	$985,428
Accumulated net investment income (loss) at end of period		$671,122		$307
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	44,550,002	39,600,002	50,002	250,002
Shares sold	11,750,000	22,800,000	—	100,000
Shares redeemed	(31,750,000)	(17,850,000)	—	(300,000)
Shares outstanding, end of period	24,550,002	44,550,002	50,002	50,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018

$ 137,580	$ 63,810	$ 12,518	$ 16,343	$ 9,570	$ 23,936
768,646	(334,887)	290,917	161,841	147,846	90,430
(81,478)	249,826	51,331	4,144	79,724	(23,834)
824,748	(21,251)	354,766	182,328	237,140	90,532

(113,845)		(11,710)		(7,460)
	(57,601)		(16,820)		(24,840)
	—		(34,481)		—
—	(6,980)	—	—	—	—
(113,845)	(64,581)	(11,710)	(51,301)	(7,460)	(24,840)

31,043,323	3,884,097	5,761,504	3,162,766	3,561,551	1,060,685
(11,983,331)	(1,870,330)	(4,699,348)	(3,162,395)	(2,387,089)	(2,051,302)
19,059,992	2,013,767	1,062,156	371	1,174,462	(990,617)
19,770,895	1,927,935	1,405,212	131,398	1,404,142	(924,925)

3,990,796	2,062,861	2,113,961	1,982,563	1,043,090	1,968,015
$23,761,691	$3,990,796	$3,519,173	$2,113,961	$2,447,232	$1,043,090
	$152		$8		$1,169

200,002	100,002	100,002	100,002	50,002	100,002
1,250,000	200,000	250,000	150,000	150,000	50,000
(500,000)	(100,000)	(200,000)	(150,000)	(100,000)	(100,000)
950,002	200,002	150,002	100,002	100,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018
OPERATIONS:
Net investment income (loss)	$ 130,102	$ 140,548	$ 26,435	$ 38,537
Net realized gain (loss)	446,310	5,002,026	43,126	396,767
Net change in unrealized appreciation (depreciation)	(3,172,890)	1,002,287	53,455	(58,729)
Net increase (decrease) in net assets resulting from operations	(2,596,478)	6,144,861	123,016	376,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(134,865)		(22,815)
Net investment income		(138,170)		(39,390)
Net realized gain		—		—
Return of capital	—	—	—	—
Total distributions to shareholders	(134,865)	(138,170)	(22,815)	(39,390)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,654,664	49,628,748	—	4,902,459
Cost of shares redeemed	(19,133,887)	(23,413,057)	(1,297,832)	(3,777,128)
Net increase (decrease) in net assets resulting from shareholder transactions	(12,479,223)	26,215,691	(1,297,832)	1,125,331
Total increase (decrease) in net assets	(15,210,566)	32,222,382	(1,197,631)	1,462,516
NET ASSETS:
Beginning of period	47,246,860	15,024,478	3,740,274	2,277,758
End of period	$32,036,294	$47,246,860	$2,542,643	$3,740,274
Accumulated net investment income (loss) at end of period		$5,014		$870
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,450,002	600,002	150,002	100,002
Shares sold	200,000	1,600,000	—	200,000
Shares redeemed	(600,000)	(750,000)	(50,000)	(150,000)
Shares outstanding, end of period	1,050,002	1,450,002	100,002	150,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.31	0.40	0.07
Net realized and unrealized gain (loss)	(1.68)	3.56	5.91
Total from investment operations	(1.37)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.40)	(0.05)
Net asset value, end of period	$27.91	$29.50	$25.94
Total return (b)	(4.67)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 685,228	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.75% (c)	1.47%	4.05% (c)
Portfolio turnover rate (d)	46%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.13	0.35	0.14
Net realized and unrealized gain (loss)	(0.26)	(0.95)	0.64
Total from investment operations	(0.13)	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.32)	(0.11)
Net asset value, end of period	$19.47	$19.71	$20.63
Total return (b)	(0.67)%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 973	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.31% (c)	1.53%	1.58% (c)
Portfolio turnover rate (d)	56%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.13	0.36	0.14
Net realized and unrealized gain (loss)	5.04	(0.67)	0.80
Total from investment operations	5.17	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.33)	(0.15)
Return of capital	—	(0.04)	—
Total distributions	(0.11)	(0.37)	(0.15)
Net asset value, end of period	$25.01	$19.95	$20.63
Total return (b)	25.92%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,762	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.25% (c)	1.96%	1.30% (c)
Portfolio turnover rate (e)	73%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.07	0.17	0.06
Net realized and unrealized gain (loss)	2.31	1.65	(0.28)
Total from investment operations	2.38	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.17)	(0.06)
Net realized gain	—	(0.34)	(0.01)
Total distributions	(0.06)	(0.51)	(0.07)
Net asset value, end of period	$23.46	$21.14	$19.83
Total return (b)	11.28%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,519	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	0.63% (c)	0.80%	0.64% (c)
Portfolio turnover rate (d)	84%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.08	0.31	0.15
Net realized and unrealized gain (loss)	3.60	1.18	(0.24)
Total from investment operations	3.68	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.07)	(0.31)	(0.13)
Net asset value, end of period	$24.47	$20.86	$19.68
Total return (b)	17.68%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,447	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	1.04% (c)	1.54%	1.44% (c)
Portfolio turnover rate (e)	82%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.10	0.14	0.05
Net realized and unrealized gain (loss)	(2.07)	7.54	5.11
Total from investment operations	(1.97)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.14)	(0.05)
Net realized gain	—	—	(0.00) (b)
Total distributions	(0.10)	(0.14)	(0.05)
Net asset value, end of period	$30.51	$32.58	$25.04
Total return (c)	(6.04)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 32,036	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.60% (d)	0.55%	0.66% (d)
Portfolio turnover rate (e)	48%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Six Months Ended 9/30/2018 (Unaudited)	Year Ended 3/31/2018	Period Ended 3/31/2017 (a)
Net asset value, beginning of period	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.19	0.32	0.14
Net realized and unrealized gain (loss)	0.46	2.16	2.84
Total from investment operations	0.65	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.33)	(0.14)
Net realized gain	—	—	(0.00) (b)
Total distributions	(0.15)	(0.33)	(0.14)
Net asset value, end of period	$25.43	$24.93	$22.78
Total return (c)	2.63%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,543	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	1.42% (d)	1.27%	1.22% (d)
Portfolio turnover rate (f)	63%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the seven funds listed below, each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which each Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 16,535,231	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	50,991	—	—
First Trust Nasdaq Oil & Gas ETF	57,601	—	6,980
First Trust Nasdaq Pharmaceuticals ETF	51,301	—	—
First Trust Nasdaq Retail ETF	24,840	—	—
First Trust Nasdaq Semiconductor ETF	138,170	—	—
First Trust Nasdaq Transportation ETF	39,390	—	—
As of March 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 671,122	$ (1,097,119)	$ 97,041,723
First Trust Nasdaq Food & Beverage ETF	—	(209,300)	(47,514)
First Trust Nasdaq Oil & Gas ETF	—	(463,616)	232,439
First Trust Nasdaq Pharmaceuticals ETF	8	(196,045)	(137,673)
First Trust Nasdaq Retail ETF	1,169	(212,163)	(13,461)
First Trust Nasdaq Semiconductor ETF	—	(333,857)	1,700,143
First Trust Nasdaq Transportation ETF	—	(123,569)	(39,041)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017 and 2018 remain open to federal and

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
state audit. As of September 30, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2018, the Funds had non-expiring capital loss carryforward for federal income tax purposes as follows:
Capital Loss Available
First Trust Nasdaq Bank ETF	$ 1,097,119
First Trust Nasdaq Food & Beverage ETF	209,300
First Trust Nasdaq Oil & Gas ETF	463,616
First Trust Nasdaq Pharmaceuticals ETF	196,045
First Trust Nasdaq Retail ETF	212,163
First Trust Nasdaq Semiconductor ETF	333,857
First Trust Nasdaq Transportation ETF	123,569
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
F. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees related to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 602,282,878	$ 601,137,010
First Trust Nasdaq Food & Beverage ETF	551,916	548,508
First Trust Nasdaq Oil & Gas ETF	16,212,939	16,112,971
First Trust Nasdaq Pharmaceuticals ETF	2,933,647	2,955,267
First Trust Nasdaq Retail ETF	1,486,108	1,500,690
First Trust Nasdaq Semiconductor ETF	19,934,325	19,987,602
First Trust Nasdaq Transportation ETF	2,244,265	2,232,151

For the six months ended September 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 346,660,056	$ 901,007,276
First Trust Nasdaq Food & Beverage ETF	—	—
First Trust Nasdaq Oil & Gas ETF	30,939,352	11,953,715
First Trust Nasdaq Pharmaceuticals ETF	5,751,233	4,669,415
First Trust Nasdaq Retail ETF	3,545,290	2,354,069
First Trust Nasdaq Semiconductor ETF	6,647,970	19,109,938
First Trust Nasdaq Transportation ETF	—	1,296,736
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
incurred by a Fund with respect to transactions effected outside of the clearing process or the extent that cash is used in lieu of securities to purchase Creation Units.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The Redemption Transaction Fee is currently $500. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
On August 28, 2018, Nasdaq, Inc., the independent Index Provider, determined the need to enact an interim rebalance of the indexes in accordance with its methodology guidelines of ensuring Index integrity. The interim rebalance was completed prior to market open on August 31, 2018, and each Fund’s portfolio was promptly adjusted to reflect the Index share and component changes instituted by such rebalance to allow each Fund to continue to track its index.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to some or all of the Funds are identified below, but not all of the material risks relevant to each Fund are included in this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a Fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A Fund that tracks an index will be concentrated to the extent the Fund’s corresponding index is concentrated. A concentration makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The Funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a Fund uses derivative instruments such as futures contracts, options contracts and swaps, the Fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a Fund’s portfolio managers use derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.
Equity Securities Risk. To the extent a Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a Fund invests in fixed income securities, the Fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a Fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a Fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Fund of Funds Risk. To the extent a Fund invests in the securities of other investment vehicles, the Fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the Fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the Fund invests.
Index Constituent Risk. Certain Funds may be a constituent of one or more indices. As a result, such a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund’s net asset value could be negatively impacted and the Fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a Fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the Fund and its shareholders.
Management Risk. To the extent that a Fund is actively managed, it is subject to management risk. In managing an actively-managed Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.
Market Risk. Securities held by a Fund, as well as shares of a Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a Fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
Advisory Agreement
Board Considerations Regarding Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following seven series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Retail ETF (FTXD)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2019 at a meeting held on June 11, 2018. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 23, 2018 and June 11, 2018, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds (“ETFs”)) compiled by Management Practice, Inc. (“MPI”), an independent source (the “Peer Group”), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund’s Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 23, 2018, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 11, 2018 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 23, 2018 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund’s investment objective, policies and restrictions.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Peer Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s (except FTXG) Peer Group included peer funds that pay a unitary fee and because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective Peer Group. With respect to the Peer Groups, the Board noted its prior discussions with the Advisor and MPI regarding the assembly of the Peer Groups and, at the April 23, 2018 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to each Fund.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2017 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund’s performance to that of its respective Peer Group and to that of one or more broad-based benchmarks, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to make investments in infrastructure and personnel. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2017 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds’ portfolios. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI
Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Semi-Annual Report
For the Six Months Ended
September 30, 2018

First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
September 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended September 30, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
Based on continued strong job growth and the economic outlook in the U.S., the Federal Reserve (the “Fed”) raised interest rates in March, June, and September. At their September meeting, the Fed also indicated the possibility of one more rate hike in 2018 as well as three more rate hikes in 2019.
During the second quarter, U.S. markets continued to be volatile. During April and May, the Dow Jones Industrial Average (“DJIA”) closed out each month slightly down but ended both June and July slightly up. August was a strong month for stocks, and the DJIA finished August just under its previous high in January of 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices hit record levels during the quarter.
Globally, markets underperformed moderately during the first two quarters of 2018. However, the third quarter was a different story for global markets, as the MSCI AC World Index, which captures 23 developed markets and 24 emerging markets, ended September in positive territory. Analysts believe European companies are set up for growing earnings and credit upswings, which bodes well for global market performance. In addition, we believe the longer-term drivers of positive demographics, lower debt levels and improving productivity may lead to a multi-year cyclical upswing in emerging market economic fundamentals.
Trade tensions have had an impact on markets around the world and could continue to do so in the future. However, our economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and by speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
September 30, 2018 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
In its latest forecast, the International Monetary Fund (“IMF”) is calling for world real gross domestic product (“GDP”) to hold steady at 3.7% from 2017 through 2019, with the latter two years being estimates, according to its own release. Despite the forecast calling for growth to level off, the 3.7% mark still ranks as the highest level achieved since the 4.3% growth rate posted in 2011. U.S. real GDP is expected to increase from 2.2% in 2017 to 2.9% (estimate) in 2018 and then dip to 2.5% (estimate) in 2019. Inflation estimates have been adjusted higher in 2018 but are projected to level off in 2019. Advanced economies are expected to see consumer prices rise by 2.0% in 2018, compared to 5.0% for emerging and developing economies. The absence of any serious inflationary pressure has helped keep interest rates and bond yields at levels well below their historical norms, in our opinion.
From a global economic perspective, the past six months have been largely shaped by the Trump administration’s desire to upgrade the United States’ trade agreements with its major trading partners. On March 8, 2018, President Trump signed a proclamation authorizing tariffs on imported steel (25%) and aluminum (10%). Since that initial proclamation, the Trump administration has authorized additional tariffs, primarily targeting China. U.S. trading partners in turn have levied tariffs on U.S. goods. We believe that the tariffs have hurt the performance of foreign stocks more than U.S. stocks, with emerging markets suffering the most. The major U.S. equity indices have endured the tariff battle a bit better due to the passage of the Tax Cuts & Jobs Act in December 2017. The new law lowered the U.S. federal corporate tax rate from 35% to 21% with an intent to boost future economic growth. We believe lower corporate tax rates should help make U.S. goods and services more competitively priced in the global marketplace.
U.S. real GDP growth has only averaged 2.3% in the current recovery (third quarter 2009-second quarter 2018), according to data from the Bureau of Economic Analysis. The IMF has yet to forecast 3.0% real GDP growth for the U.S., but based in part on the 4.2% annualized growth rate posted in the second quarter of 2018, Brian Wesbury, Chief Economist at First Trust Advisors L.P., is calling for 3.0%-plus real GDP growth for both 2018 and 2019, a pace not seen since 2005.
ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record $5.25 trillion in September 2018, up 6.71% from $4.92 trillion at the close of March 2018, according to its own releases. September 2018 marked the 56th consecutive month of net new cash inflows into ETFs/ETPs listed globally.
Global Equities Markets
For the six-month period ended September 30, 2018, the MSCI World ex USA and MSCI Emerging Markets indices posted total returns of 0.71% (USD) and -8.84% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 5.52% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). We believe that the U.S. dollar rose in the period due to a flight to quality by global investors reacting to the escalation of trade tariffs by the Trump administration. With respect to U.S. equities, the S&P 500® Index posted a total return of 11.41% over the past six months. All 11 sectors were up on a total return basis. The top performers were the Health Care, Consumer Discretionary and Information Technology sectors, up 18.08%, 17.01% and 16.52%, respectively, while the worst showing came from the Financials sector, up just 1.06%.
The 2018 consensus estimated earnings growth rates for the S&P 500®, MSCI World ex USA and the MSCI Emerging Markets indices were 21.57%, 8.10% and 6.41%, respectively, as of September 28, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.23%, 8.09% and 11.08%, respectively. We believe that corporate earnings drive the direction of stock prices over time and these earnings targets are encouraging, in our opinion.
A Bloomberg survey of 25 equity strategists found that their average year-end price target for the S&P 500® Index was 2,956 as of August 29, 2018 (most recent), according to its own release. The highest estimate was 3,200, while the lowest was 2,750. The S&P 500® Index closed at 2,913.98 on September 28, 2018. It stood 0.57% below its all-time high of 2,930.75 on September 20, 2018.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks (and depositary receipts) that comprise the Index.
The Index is designed to select dividend-paying developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (6/20/17) to 9/30/18	Inception (6/20/17) to 9/30/18
Fund Performance
NAV	-0.67%	2.41%	2.85%	3.67%
Market Price	-1.31%	1.68%	2.71%	3.48%
Index Performance
Nasdaq Riskalyze Developed Markets Index	0.42%	3.82%	4.19%	5.39%
NASDAQ Developed Markets Ex-US Large Mid Cap Index	0.46%	3.23%	6.91%	8.92%
MSCI World ex USA Index	0.71%	2.67%	6.59%	8.50%
(See Notes to Fund Performance Overview Page 16.)

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Financials	17.2%
Consumer Staples	15.9
Industrials	12.6
Real Estate	11.8
Health Care	8.9
Consumer Discretionary	8.5
Information Technology	5.6
Energy	5.5
Materials	5.5
Communication Services	5.1
Utilities	3.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Diageo PLC	2.9%
Japan Tobacco, Inc.	2.8
Nissan Motor Co., Ltd.	2.8
Smith & Nephew PLC	1.7
NTT DOCOMO, Inc.	1.6
Croda International PLC	1.6
NEC Corp.	1.5
BP PLC	1.5
Novartis AG	1.5
Roche Holding AG	1.5
Total	19.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	134	51	0	0
4/1/18 – 9/30/18	101	7	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	10	0	0	0
4/1/18 – 9/30/18	19	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks (and depositary receipts) that comprise the Index.
The Index is designed to select dividend-paying emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (6/20/17) to 9/30/18	Inception (6/20/17) to 9/30/18
Fund Performance
NAV	-8.35%	-2.17%	2.88%	3.70%
Market Price	-8.33%	-2.14%	3.49%	4.49%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	-6.36%	0.06%	5.28%	6.81%
NASDAQ Emerging Markets Large Mid Cap Index	-7.77%	0.72%	7.10%	9.18%
MSCI Emerging Markets Index	-8.84%	-0.81%	5.85%	7.55%
(See Notes to Fund Performance Overview Page 16.)

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	36.2%
Materials	10.7
Consumer Staples	10.3
Industrials	7.7
Information Technology	7.5
Energy	6.3
Communication Services	6.0
Consumer Discretionary	5.6
Real Estate	3.8
Utilities	3.7
Health Care	2.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Synnex Technology International Corp.	2.8%
Kotak Mahindra Bank Ltd.	1.8
HDFC Bank Ltd.	1.8
Taiwan Cement Corp.	1.7
China Mobile Ltd.	1.7
Housing Development Finance Corp., Ltd.	1.6
IndusInd Bank Ltd.	1.6
Delta Electronics, Inc.	1.4
Postal Savings Bank of China Co., Ltd., Class H	1.3
Bank of Communications Co., Ltd., Class H	1.3
Total	17.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	110	50	5	0
4/1/18 – 9/30/18	38	34	11	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	23	5	2	0
4/1/18 – 9/30/18	35	8	1	0

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (6/20/17) to 9/30/18	Inception (6/20/17) to 9/30/18
Fund Performance
NAV	7.07%	13.53%	13.27%	17.29%
Market Price	7.06%	13.51%	13.35%	17.39%
Index Performance
Nasdaq Riskalyze US Large Cap Index	7.41%	14.20%	13.96%	18.19%
Nasdaq US 500 Large Cap Index	11.26%	18.01%	17.25%	22.58%
S&P 500® Index	11.41%	17.91%	17.23%	22.55%
(See Notes to Fund Performance Overview Page 16.)

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	22.4%
Health Care	15.4
Financials	12.6
Industrials	11.8
Consumer Discretionary	10.8
Consumer Staples	6.5
Energy	6.2
Real Estate	4.7
Communication Services	4.1
Materials	2.9
Utilities	2.6
Total	100.0%
Top Ten Holdings	% of Total Investments
CenturyLink, Inc.	0.7%
QUALCOMM, Inc.	0.7
Corning, Inc.	0.7
Verizon Communications, Inc.	0.7
AT&T, Inc.	0.7
Xilinx, Inc.	0.7
Apple, Inc.	0.7
NVIDIA Corp.	0.7
Leidos Holdings, Inc.	0.7
Oracle Corp.	0.7
Total	7.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	189	0	0	0
4/1/18 – 9/30/18	124	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	6	0	0	0
4/1/18 – 9/30/18	3	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (6/20/17) to 9/30/18	Inception (6/20/17) to 9/30/18
Fund Performance
NAV	6.49%	10.78%	11.58%	15.05%
Market Price	6.58%	10.87%	11.69%	15.20%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	6.81%	11.51%	12.27%	15.95%
Nasdaq US 600 Mid Cap Index	9.40%	15.91%	16.68%	21.82%
S&P MidCap 400® Index	8.32%	14.21%	13.84%	18.04%
(See Notes to Fund Performance Overview Page 16.)

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Industrials	16.7%
Financials	16.4
Information Technology	14.1
Consumer Discretionary	13.3
Real Estate	10.8
Health Care	8.2
Materials	6.3
Utilities	5.2
Energy	4.1
Communication Services	2.8
Consumer Staples	2.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Bio-Techne Corp.	1.3%
West Pharmaceutical Services, Inc.	1.2
Bruker Corp.	1.1
Encompass Health Corp.	1.1
Hill-Rom Holdings, Inc.	1.0
Patterson Cos., Inc.	1.0
Healthcare Services Group, Inc.	0.9
Cantel Medical Corp.	0.9
Fair Isaac Corp.	0.9
Pegasystems, Inc.	0.8
Total	10.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	173	0	0	0
4/1/18 – 9/30/18	127	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	22	0	0	0
4/1/18 – 9/30/18	0	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (6/20/17) to 9/30/18	Inception (6/20/17) to 9/30/18
Fund Performance
NAV	10.76%	11.73%	14.41%	18.80%
Market Price	10.94%	11.97%	14.64%	19.10%
Index Performance
Nasdaq Riskalyze US Small Cap Index	11.17%	12.50%	15.20%	19.85%
Nasdaq US 700 Small Cap Index	14.09%	16.33%	19.36%	25.41%
S&P SmallCap 600® Index	13.90%	19.08%	21.00%	27.62%
(See Notes to Fund Performance Overview Page 16.)

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Investments
Industrials	18.6%
Health Care	16.7
Financials	16.5
Consumer Discretionary	10.3
Information Technology	10.0
Real Estate	7.4
Energy	6.1
Materials	4.3
Communication Services	3.9
Utilities	3.3
Consumer Staples	2.9
Total	100.0%
Top Ten Holdings	% of Total Investments
US Physical Therapy, Inc.	3.1%
Atrion Corp.	2.9
CONMED Corp.	2.7
National HealthCare Corp.	2.7
Ensign Group (The), Inc.	2.7
Owens & Minor, Inc.	2.5
SM Energy Co.	1.2
Frank’s International N.V.	1.1
Oceaneering International, Inc.	1.1
Pattern Energy Group, Inc., Class A	1.1
Total	21.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	163	0	0	0
4/1/18 – 9/30/18	127	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/18 – 3/31/18	32	0	0	0
4/1/18 – 9/30/18	0	0	0	0

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index.
The Index is designed to select dividend-paying US securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 9/30/18	1 Year Ended 9/30/18	Inception (6/20/17) to 9/30/18	Inception (6/20/17) to 9/30/18
Fund Performance
NAV	8.47%	13.79%	13.17%	17.15%
Market Price	8.36%	13.73%	13.17%	17.15%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	8.80%	14.44%	13.79%	17.98%
Nasdaq US 500 Large Cap Index	11.26%	18.01%	17.25%	22.58%
S&P 500® Index	11.41%	17.91%	17.23%	22.55%
(See Notes to Fund Performance Overview Page 16.)

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	19.2%
Health Care	16.0
Consumer Discretionary	12.8
Industrials	10.9
Real Estate	9.7
Financials	8.4
Consumer Staples	7.1
Energy	6.4
Communication Services	3.5
Materials	3.4
Utilities	2.6
Total	100.0%
Top Ten Holdings	% of Total Investments
QUALCOMM, Inc.	2.9%
International Business Machines Corp.	2.5
Pfizer, Inc.	2.3
Garmin Ltd.	2.1
Seagate Technology PLC	2.0
Merck & Co., Inc.	1.9
AbbVie, Inc.	1.8
Gilead Sciences, Inc.	1.7
Cisco Systems, Inc.	1.7
Corning, Inc.	1.7
Total	20.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through September 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2017 (commencement of trading) through September 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	190	0	0	0
4/1/18 – 9/30/18	110	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
6/21/17 – 3/31/18	5	0	0	0
4/1/18 – 9/30/18	17	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
September 30, 2018 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$993.30	0.65%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$916.50	0.75%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	0.75%	$3.80
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,070.70	0.60%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,064.90	0.60%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$1,107.60	0.60%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$1,084.70	0.50%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (April 1, 2018 through September 30, 2018), multiplied by 183/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 91.0%
	Australia – 3.6%
3,265	Amcor Ltd.	$32,286
14,180	AMP Ltd.	32,698
1,256	ASX Ltd.	57,797
37,302	AusNet Services	43,816
2,621	Australia & New Zealand Banking Group Ltd.	53,389
4,632	Brambles Ltd.	36,496
974	Commonwealth Bank of Australia	50,277
598	CSL Ltd.	86,933
684	Macquarie Group Ltd.	62,318
24,278	Medibank Pvt Ltd.	51,069
2,471	National Australia Bank Ltd.	49,673
4,065	Sonic Healthcare Ltd.	73,195
5,303	Suncorp Group Ltd.	55,429
6,888	Sydney Airport	34,305
4,048	Transurban Group	32,831
2,890	Wesfarmers Ltd.	104,138
2,460	Westpac Banking Corp.	49,665
4,568	Woolworths Group Ltd.	92,720
		999,035
	Austria – 0.3%
130	ams AG	7,267
154	ANDRITZ AG	8,985
418	Erste Group Bank AG	17,365
275	OMV AG	15,450
539	Raiffeisen Bank International AG	15,520
241	voestalpine AG	11,024
		75,611
	Belgium – 1.2%
148	Ackermans & van Haaren N.V.	25,758
506	Ageas	27,207
1,705	Anheuser-Busch InBev S.A./N.V.	148,905
187	bpost S.A.	3,035
131	Colruyt S.A.	7,415
227	Groupe Bruxelles Lambert S.A.	23,799
298	KBC Group N.V.	22,178
297	Proximus S.A.D.P.	7,097
145	Solvay S.A.	19,445
109	Telenet Group Holding N.V. (b)	6,001
221	UCB S.A.	19,860
385	Umicore S.A.	21,532
		332,232
	Bermuda – 0.3%
2,750	CK Infrastructure Holdings Ltd.	21,780
3,300	Hongkong Land Holdings Ltd.	21,846
300	Jardine Matheson Holdings Ltd.	18,825
8,250	Kerry Properties Ltd.	27,980
		90,431
	Canada – 4.9%
947	Bank of Montreal	78,112
1,162	Bank of Nova Scotia (The)	69,262
Shares	Description	Value

	Canada (Continued)
1,102	BCE, Inc.	$44,647
811	Canadian Imperial Bank of Commerce	75,992
856	Canadian Utilities Ltd., Class A	21,048
1,267	CGI Group, Inc., Class A (b)	81,691
3,341	CI Financial Corp.	53,051
717	Emera, Inc.	22,293
4,531	First Capital Realty, Inc.	68,404
673	Fortis, Inc.	21,821
1,118	George Weston Ltd.	84,626
2,804	Great-West Lifeco, Inc.	68,035
1,406	Hydro One Ltd. (c)	21,379
952	Intact Financial Corp.	79,158
1,781	Loblaw Cos., Ltd.	91,501
1,520	National Bank of Canada	75,915
3,136	Power Corp. of Canada	68,127
2,858	Power Financial Corp.	65,473
1,060	Rogers Communications, Inc., Class B	54,516
926	Royal Bank of Canada	74,229
1,354	TELUS Corp.	49,908
1,261	Toronto-Dominion Bank (The)	76,628
		1,345,816
	Cayman Islands – 0.8%
4,400	CK Asset Holdings Ltd.	33,021
3,566	CK Hutchison Holdings Ltd.	41,088
9,638	Phoenix Group Holdings	84,920
10,744	Sands China Ltd.	48,654
31,350	WH Group Ltd. (c)	22,066
		229,749
	Denmark – 1.8%
1,330	Ambu A.S., Class B	31,951
15	AP Moller - Maersk A.S., Class B	21,065
194	Carlsberg A.S., Class B	23,270
351	Chr Hansen Holding A.S.	35,631
354	Coloplast A.S., Class B	36,200
453	Danske Bank A.S.	11,898
288	DSV A.S.	26,186
140	Genmab A.S. (b)	22,015
850	GN Store Nord A.S.	41,409
539	H Lundbeck A.S.	33,290
616	ISS A.S.	21,675
287	Jyske Bank A.S.	13,901
610	Novo Nordisk A.S., Class B	28,720
583	Novozymes A.S., Class B	32,005
222	Orsted A.S. (c)	15,080
218	Pandora A.S.	13,614
362	Topdanmark A.S.	16,536
728	Tryg A.S.	18,124
389	Vestas Wind Systems A.S.	26,309
814	William Demant Holding A.S. (b)	30,594
		499,473

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Finland – 1.1%
273	Elisa OYJ	$11,579
834	Fortum OYJ	20,906
318	Huhtamaki OYJ	10,194
131	Kesko OYJ, Class B	7,117
276	Kone OYJ, Class B	14,747
319	Konecranes OYJ	12,215
440	Metso OYJ	15,602
243	Neste OYJ	20,088
10,697	Nokia OYJ	59,329
244	Nokian Renkaat OYJ	9,997
198	Orion Oyj, Class B	7,499
814	Sampo OYJ, Class A	42,151
1,575	Stora Enso OYJ, Class R	30,127
781	UPM-Kymmene OYJ	30,649
627	Wartsila OYJ Abp	12,223
		304,423
	France – 9.7%
2,206	Accor S.A.	113,260
950	Air Liquide S.A.	124,969
5,030	Bureau Veritas SA	129,825
2,753	Cie Plastic Omnium S.A.	103,818
3,029	CNP Assurances	73,009
1,629	Danone S.A.	126,153
900	Dassault Systemes SE	134,537
1,492	Eurazeo SE	117,536
224	Hermes International	148,399
4,170	Lagardere SCA	128,350
1,667	Legrand S.A.	121,509
584	L’Oreal S.A.	140,832
3,638	Orange S.A.	58,015
1,004	Orpea	129,858
792	Pernod Ricard S.A.	129,933
1,586	Sanofi	140,979
1,867	SCOR SE	86,707
1,073	Thales S.A.	152,424
4,817	TOTAL S.A.	312,301
5,083	Veolia Environnement S.A.	101,449
1,329	Vinci S.A.	126,560
		2,700,423
	Germany – 8.5%
254	Allianz SE	56,622
827	BASF SE	73,502
1,215	Bayerische Motoren Werke AG	109,624
1,536	Bechtle AG	155,956
1,164	Beiersdorf AG	131,335
477	Continental AG	83,045
1,553	Daimler AG	97,999
3,264	Deutsche Post AG	116,381
6,900	Deutsche Telekom AG	111,236
1,234	Deutsche Wohnen SE	59,201
2,374	Evonik Industries AG	85,033
953	Fielmann AG	57,371
Shares	Description	Value

	Germany (Continued)
1,457	Fresenius Medical Care AG & Co., KGaA	$149,846
427	Hannover Rueck SE	60,335
1,002	Henkel AG & Co., KGaA (Preference Shares)	117,559
512	LEG Immobilien AG	60,783
1,224	MAN SE	133,088
1,552	Merck KGaA	160,374
248	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,925
1,190	SAP SE	146,455
1,120	Siemens AG	143,483
1,040	Symrise AG	94,933
1,323	Talanx AG	50,291
1,162	Vonovia SE	56,772
		2,366,149
	Greece – 0.1%
2,001	Alpha Bank AE (b)	2,879
471	Hellenic Telecommunications Organization S.A.	5,780
1,324	National Bank of Greece S.A. (b)	2,690
407	OPAP S.A.	4,272
		15,621
	Hong Kong – 2.0%
4,400	AIA Group Ltd.	39,288
9,460	Bank of East Asia (The) Ltd.	35,286
2,250	CLP Holdings Ltd.	26,342
16,500	Hang Lung Properties Ltd.	32,248
1,650	Hang Seng Bank Ltd.	44,810
6,050	Henderson Land Development Co., Ltd.	30,411
13,100	Hong Kong & China Gas Co., Ltd.	26,005
1,188	Hong Kong Exchanges & Clearing Ltd.	33,993
6,600	Hysan Development Co., Ltd.	33,344
10,950	MTR Corp., Ltd.	57,629
26,664	New World Development Co., Ltd.	36,377
7,800	PCCW Ltd.	4,544
2,750	Power Assets Holdings Ltd.	19,145
24,000	Sino Land Co., Ltd.	41,143
2,200	Sun Hung Kai Properties Ltd.	32,037
3,986	Swire Pacific Ltd., Class A	43,662
5,400	Wheelock & Co., Ltd.	32,386
		568,650
	Ireland – 0.6%
1,649	Bank of Ireland Group PLC	12,627
704	CRH PLC	23,034
258	DCC PLC	23,422
1,023	Glanbia PLC	17,626

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
175	Kerry Group PLC, Class A	$19,353
562	Kingspan Group PLC	26,205
2,145	Ryanair Holdings PLC (b)	32,675
586	Smurfit Kappa Group PLC	23,173
		178,115
	Israel – 0.4%
196	Azrieli Group Ltd.	10,065
1,353	Bank Hapoalim BM	9,909
1,540	Bank Leumi Le-Israel BM	10,157
3,887	Bezeq The Israeli Telecommunication Corp., Ltd.	4,470
44	Elbit Systems Ltd.	5,579
1,152	Israel Chemicals Ltd.	7,031
486	Mizrahi Tefahot Bank Ltd.	8,514
116	Nice, Ltd. (b)	13,123
1,940	Teva Pharmaceutical Industries Ltd.	42,524
		111,372
	Italy – 2.1%
10,658	A2A S.p.A.	18,500
251	Amplifon S.p.A.	5,578
1,758	Assicurazioni Generali S.p.A.	30,372
990	Atlantia S.p.A.	20,540
1,046	Banca Generali S.p.A.	27,058
3,873	Banca Mediolanum S.p.A.	26,351
658	Brembo S.p.A.	8,618
1,340	Davide Campari-Milano S.p.A.	11,412
46	DiaSorin S.p.A.	4,839
3,333	Enel S.p.A.	17,073
5,076	Eni S.p.A.	95,958
2,807	FinecoBank Banca Fineco S.p.A.	37,528
5,568	Hera S.p.A.	17,338
9,286	Intesa Sanpaolo S.p.A.	23,730
6,501	Iren S.p.A	15,956
3,411	Italgas S.p.A.	18,511
2,872	Mediobanca Banca di Credito Finanziario S.p.A.	28,690
265	Moncler S.p.A.	11,415
3,697	Poste Italiane S.p.A. (c)	29,540
977	Prysmian S.p.A.	22,755
121	Recordati S.p.A.	4,097
4,435	Snam S.p.A.	18,481
3,488	Terna Rete Elettrica Nazionale S.p.A	18,633
6,897	Unipol Gruppo S.p.A.	30,718
14,191	UnipolSai Assicurazioni S.p.A.	33,447
		577,138
	Japan – 13.6%
5,800	Aeon Co., Ltd.	139,742
2,500	Aozora Bank Ltd.	89,333
500	Central Japan Railway Co.	104,119
10,800	Chugoku Electric Power (The) Co., Inc.	138,778
Shares	Description	Value

	Japan (Continued)
1,100	East Japan Railway Co.	$102,187
7,300	Japan Post Bank Co., Ltd.	86,287
8,200	Japan Post Holdings Co., Ltd.	97,574
29,500	Japan Tobacco, Inc.	770,085
2,660	Kintetsu Group Holdings Co., Ltd.	106,990
1,500	Lawson, Inc.	91,357
55,100	Mizuho Financial Group, Inc.	96,117
4,040	Nagoya Railroad Co., Ltd.	100,058
15,400	NEC Corp.	425,594
81,700	Nissan Motor Co., Ltd.	764,724
16,700	NTT DOCOMO, Inc.	449,028
2,400	Seven & i Holdings Co., Ltd.	106,883
1,500	West Japan Railway Co.	104,572
		3,773,428
	Luxembourg – 0.6%
640	APERAM S.A.	29,344
969	ArcelorMittal	30,151
2,408	Grand City Properties S.A.	62,402
7,260	Samsonite International S.A. (c)	26,895
1,652	Subsea 7 S.A.	24,439
		173,231
	Netherlands – 3.0%
156	Aalberts Industries N.V.	6,644
1,604	ABN AMRO Group N.V. (c)	43,672
7,205	Aegon N.V.	46,746
323	Akzo Nobel N.V.	30,204
884	ASM International N.V.	45,766
299	ASML Holding N.V.	55,857
1,165	BE Semiconductor Industries N.V.	24,577
275	Boskalis Westminster	8,656
811	Heineken Holding N.V.	73,446
778	Heineken N.V.	72,950
2,881	ING Groep N.V.	37,410
1,560	Koninklijke Ahold Delhaize N.V.	35,772
309	Koninklijke DSM N.V.	32,734
12,043	Koninklijke KPN N.V.	31,768
1,848	Koninklijke Philips N.V.	84,183
164	Koninklijke Vopak N.V.	8,081
1,089	NN Group N.V.	48,590
122	Randstad N.V.	6,513
332	SBM Offshore N.V.	6,009
1,480	Unilever N.V.	82,421
695	Wolters Kluwer N.V.	43,316
		825,315
	New Zealand – 0.2%
1,542	a2 Milk Co., Ltd. (b)	11,509
1,452	Fisher & Paykel Healthcare Corp., Ltd.	14,485
3,137	Fletcher Building Ltd. (b)	13,599
3,291	Spark New Zealand Ltd.	8,835
		48,428

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Norway – 0.7%
748	Aker BP ASA	$31,744
803	DNB ASA	16,896
859	Equinor ASA	24,223
849	Gjensidige Forsikring ASA	14,312
704	Marine Harvest ASA	16,310
2,255	Norsk Hydro ASA	13,538
1,318	Orkla ASA	11,135
332	Schibsted ASA, Class A	12,466
1,914	Storebrand ASA	17,097
1,308	Telenor ASA	25,569
310	Yara International ASA	15,224
		198,514
	Portugal – 0.2%
17,314	Banco Comercial Portugues S.A., Class R (b)	5,126
4,750	EDP - Energias de Portugal S.A.	17,526
889	Galp Energia SGPS S.A.	17,640
471	Jeronimo Martins SGPS S.A.	6,937
		47,229
	Singapore – 1.1%
8,400	CapitaLand Ltd.	20,707
2,300	City Developments Ltd.	15,327
1,100	DBS Group Holdings Ltd.	20,994
8,900	Genting Singapore Ltd.	6,901
300	Jardine Cycle & Carriage Ltd.	7,020
1,900	Keppel Corp., Ltd.	9,673
2,300	Oversea-Chinese Banking Corp., Ltd.	19,247
5,500	SATS Ltd.	21,002
4,500	Sembcorp Industries Ltd	10,172
900	Singapore Airlines Ltd.	6,412
4,100	Singapore Exchange Ltd.	22,104
7,800	Singapore Technologies Engineering Ltd.	20,312
6,700	Singapore Telecommunications Ltd.	15,880
10,000	StarHub Ltd.	13,679
1,100	United Overseas Bank Ltd.	21,790
3,400	UOL Group Ltd.	17,136
1,000	Venture Corp Ltd.	12,896
6,600	Wilmar International Ltd.	15,546
23,200	Yangzijiang Shipbuilding Holdings Ltd.	21,044
		297,842
	South Korea – 5.0%
433	CJ CheilJedang Corp.	130,183
879	CJ Corp.	106,978
378	DB Insurance Co., Ltd.	24,808
308	GS Holdings Corp.	15,299
2,631	Hankook Tire Co., Ltd.	118,831
3,992	Hanwha Life Insurance Co., Ltd.	19,038
1,134	Hyundai Steel Co.	57,761
1,606	Industrial Bank of Korea	22,079
Shares	Description	Value

	South Korea (Continued)
550	Kangwon Land, Inc.	$14,230
407	KB Financial Group, Inc.	19,887
4,346	Kia Motors Corp.	137,520
1,034	Korea Electric Power Corp.	27,359
121	Korea Zinc Co., Ltd.	47,560
1,440	KT Corp., ADR	21,384
1,384	KT&G Corp.	129,760
631	LG Corp.	41,299
400	Samsung C&T Corp.	46,698
2,822	Samsung Electronics Co., Ltd.	118,172
93	Samsung Fire & Marine Insurance Co., Ltd.	23,811
216	Samsung Life Insurance Co., Ltd.	18,947
552	Shinhan Financial Group Co., Ltd.	22,393
606	SK Holdings Co., Ltd.	156,792
89	SK Innovation Co., Ltd.	17,250
85	SK Telecom Co., Ltd.	21,609
1,739	Woori Bank	26,495
		1,386,143
	Spain – 2.8%
463	Acciona S.A.	41,962
320	Acerinox S.A.	4,577
174	Aena SME S.A. (c)	30,202
475	Amadeus IT Group S.A.	44,131
8,101	Banco Bilbao Vizcaya Argentaria S.A.	51,637
9,836	Banco Santander S.A.	49,512
6,233	Bankinter S.A.	57,403
1,629	Cellnex Telecom S.A. (c)	42,801
77	CIE Automotive S.A.	2,410
109	Ebro Foods S.A.	2,381
1,033	Enagas S.A.	27,885
1,286	Endesa S.A.	27,787
1,685	Ferrovial S.A.	34,960
902	Grifols S.A.	25,407
3,848	Iberdrola S.A.	28,316
1,123	Industria de Diseno Textil S.A.	34,044
19,282	Mapfre S.A.	60,491
3,498	Mediaset Espana Comunicacion S.A.	25,546
1,186	Naturgy Energy Group S.A.	32,373
4,587	Prosegur Cia de Seguridad S.A.	28,493
1,374	Red Electrica Corp. S.A.	28,779
2,794	Repsol S.A.	55,683
4,402	Telefonica S.A.	34,846
		771,626
	Sweden – 2.7%
2,136	AAK AB	37,027
1,518	Alfa Laval AB	41,164
1,660	Assa Abloy AB, Class B	33,369
1,125	Atlas Copco AB, Class A	32,431
988	Axfood AB	18,499

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
1,529	Castellum AB	$27,372
999	Fastighets AB Balder, Class B (b)	27,719
3,269	Husqvarna AB, Class B	27,844
474	ICA Gruppen AB	15,040
1,077	Industrivarden AB, Class C	23,934
563	Investor AB, Class B	26,017
694	Kinnevik AB, Class B	21,014
695	L E Lundbergforetagen AB, Class B	23,429
2,343	Nordea Bank AB	25,535
792	Saab AB, Class B	39,834
1,960	Sandvik AB	34,790
2,111	Securitas AB, Class B	36,757
2,388	Skandinaviska Enskilda Banken AB, Class A	26,665
1,758	SKF AB, Class B	34,686
3,500	Svenska Cellulosa AB SCA, Class B	39,657
2,003	Svenska Handelsbanken AB, Class A	25,298
1,120	Swedbank AB, Class A	27,762
695	Swedish Match AB	35,581
8,578	Telia Co., AB	39,399
1,428	Trelleborg AB, Class B	29,123
		749,946
	Switzerland – 8.6%
2,037	ABB Ltd.	48,133
354	Baloise Holding AG	53,998
80	Barry Callebaut AG	151,620
25	Chocoladefabriken Lindt & Spruengli AG	175,260
1,753	Cie Financiere Richemont S.A.	142,898
596	DKSH Holding AG	40,567
39	EMS-Chemie Holding AG	23,248
109	Geberit AG	50,557
11	Givaudan S.A.	27,046
90	Helvetia Holding AG	54,840
308	Kuehne + Nagel International AG	48,802
1,988	Nestle S.A.	165,741
4,846	Novartis AG	416,754
613	Pargesa Holding S.A.	49,251
73	Partners Group Holding AG	57,908
557	PSP Swiss Property AG	53,946
1,709	Roche Holding AG	414,016
222	Schindler Holding AG	55,330
20	SGS S.A.	52,660
370	Sika AG	53,875
153	Swiss Life Holding AG	57,995
562	Swiss Prime Site AG	47,902
534	Swiss Re AG	49,297
57	Swisscom AG	25,869
Shares	Description	Value

	Switzerland (Continued)
166	Zurich Insurance Group AG	$52,469
		2,369,982
	United Kingdom – 15.1%
14,839	Aviva PLC	94,675
55,136	BP PLC	423,496
6,883	Bunzl PLC	216,477
3,884	Compass Group PLC	86,365
6,572	Croda International PLC	445,600
22,614	Diageo PLC	801,428
12,231	Halma PLC	230,360
11,059	HSBC Holdings PLC	96,547
8,181	Inchcape PLC	71,336
7,867	Informa PLC	78,155
1,325	InterContinental Hotels Group PLC	82,551
28,545	Legal & General Group PLC	97,553
113,808	Lloyds Banking Group PLC	87,920
13,104	National Grid PLC	135,169
3,859	RELX PLC	81,282
1,793	RELX PLC	37,669
13,005	Rightmove PLC	79,838
11,831	Royal Dutch Shell PLC, Class A	406,562
11,681	RSA Insurance Group PLC	87,544
2,305	Schroders PLC	92,984
25,161	Smith & Nephew PLC	458,964
		4,192,475
	Total Common Stocks	25,228,397
	(Cost $25,471,461)
REAL ESTATE INVESTMENT TRUSTS (a) – 8.5%
	Australia – 1.4%
7,554	Dexus	57,662
8,352	Goodman Group	62,546
14,854	GPT (The) Group	55,941
32,748	Mirvac Group	57,049
18,383	Scentre Group	52,754
17,471	Stockland	52,410
29,215	Vicinity Centres	55,329
		393,691
	Canada – 0.8%
2,482	Canadian Apartment Properties REIT	91,640
4,384	H&R Real Estate Investment Trust	67,441
3,900	RioCan Real Estate Investment Trust	74,519
		233,600
	France – 1.0%
694	Covivio	72,318
441	Gecina S.A.	73,629
787	ICADE	72,734

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	France (Continued)
1,896	Klepierre S.A.	$67,207
		285,888
	Hong Kong – 0.2%
4,400	Link REIT	43,307
	Japan – 2.8%
41	Daiwa House REIT Investment Corp.	93,785
19	Japan Real Estate Investment Corp.	99,665
51	Japan Retail Fund Investment Corp.	92,511
18	Nippon Building Fund, Inc.	104,084
46	Nippon Prologis REIT, Inc.	91,053
71	Nomura Real Estate Master Fund, Inc.	96,983
64	Orix JREIT, Inc.	99,926
63	United Urban Investment Corp.	98,864
		776,871
	Multinational – 0.2%
211	Unibail-Rodamco-Westfield	42,436
	Singapore – 0.3%
11,200	Ascendas Real Estate Investment Trust	21,629
16,500	CapitaLand Commercial Trust	21,484
14,400	CapitaLand Mall Trust	23,385
15,600	Suntec Real Estate Investment Trust	22,024
		88,522
	Spain – 0.4%
5,541	Inmobiliaria Colonial Socimi S.A.	57,579
4,187	Merlin Properties Socimi S.A.	56,804
		114,383
	United Kingdom – 1.4%
11,462	British Land (The) Co., PLC	92,147
7,853	Land Securities Group PLC	90,421
12,240	Segro PLC	101,752
7,494	Shaftesbury PLC	88,447
		372,767
	Total Real Estate Investment Trusts	2,351,465
	(Cost $2,371,078)
	Total Investments – 99.5%	27,579,862
	(Cost $27,842,539) (d)
	Net Other Assets and Liabilities – 0.5%	129,553
	Net Assets – 100.0%	$27,709,415

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $870,159 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,132,836. The net unrealized depreciation was $262,677.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,228,397	$ 25,228,397	$ —	$ —
Real Estate Investment Trusts*	2,351,465	2,351,465	—	—
Total Investments	$ 27,579,862	$ 27,579,862	$—	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	31.8%
GBP	16.8
JPY	16.5
CHF	8.6
CAD	5.7
AUD	5.1
KRW	5.0
HKD	3.0
SEK	2.7
DKK	1.8
SGD	1.4
NOK	0.8
ILS	0.4
USD	0.2
NZD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Bermuda – 0.5%
4,000	Brilliance China Automotive Holdings Ltd.	$6,469
33,000	Haitong International Securities Group Ltd.	11,550
4,000	Kunlun Energy Co., Ltd.	4,655
		22,674
	Brazil – 8.1%
3,600	Ambev S.A.	16,349
4,256	B3 S.A. - Brasil Bolsa Balcao	24,660
3,881	BB Seguridade Participacoes S.A.	23,160
347	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	5,023
5,490	Cielo S.A.	16,653
1,204	CVC Brasil Operadora e Agencia de Viagens S.A.	12,912
1,733	EDP - Energias do Brasil S.A.	5,488
589	Engie Brasil Energia S.A.	5,175
323	Equatorial Energia S.A.	4,596
2,396	Hypera S.A.	16,920
2,893	Iguatemi Empresa de Shopping Centers S.A.	22,243
2,247	Itau Unibanco Holding S.A. (Preference Shares)	24,553
9,062	Itausa - Investimentos Itau S.A. (Preference Shares)	22,663
3,032	Klabin S.A.	14,933
2,126	Lojas Renner S.A.	16,319
4,962	Multiplan Empreendimentos Imobiliarios S.A.	22,988
2,339	Porto Seguro S.A.	34,339
976	Raia Drogasil S.A.	17,504
4,943	Sao Martinho S.A.	22,423
5,175	Sul America S.A.	33,316
446	Telefonica Brasil S.A. (Preference Shares)	4,329
1,562	TIM Participacoes S.A.	4,537
1,061	Transmissora Alianca de Energia Eletrica S.A.	5,254
325	Ultrapar Participacoes S.A.	3,004
3,609	WEG S.A.	17,649
		396,990
	Cayman Islands – 1.6%
7,000	China Conch Venture Holdings Ltd.	24,411
4,000	China Resources Land Ltd.	14,000
700	ENN Energy Holdings Ltd.	6,081
5,000	Geely Automobile Holdings Ltd.	9,964
1,500	Hengan International Group Co., Ltd.	13,834
Shares	Description	Value

	Cayman Islands (Continued)
6,000	Tingyi Cayman Islands Holding Corp.	$11,022
		79,312
	Chile – 2.0%
152,121	Banco de Chile	23,286
296,734	Banco Santander Chile	23,708
2,848	Cencosud S.A.	6,776
315	Embotelladora Andina S.A., Class B (Preference Shares)	1,231
1,537	Empresas CMPC S.A.	6,192
586	Empresas COPEC S.A.	9,042
63,102	Enel Americas S.A.	9,707
553	Latam Airlines Group S.A.	5,256
894	SACI Falabella	7,271
121	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	5,536
		98,005
	China – 15.7%
114,748	Agricultural Bank of China Ltd., Class H	56,287
121,498	Bank of China Ltd., Class H	54,011
83,749	Bank of Communications Co., Ltd., Class H	62,798
17,999	CGN Power Co., Ltd., Class H (b)	4,277
95,499	China CITIC Bank Corp., Ltd., Class H	61,118
22,000	China Communications Construction Co., Ltd., Class H	22,482
135,499	China Everbright Bank Co., Ltd., Class H	60,061
24,000	China Life Insurance Co., Ltd., Class H	54,510
27,000	China Longyuan Power Group Corp., Ltd., Class H	22,694
80,350	China Minsheng Banking Corp., Ltd., Class H	59,634
24,000	China Petroleum & Chemical Corp., Class H	24,036
22,500	China Railway Construction Corp., Ltd., Class H	30,351
32,499	China Railway Group Ltd., Class H	32,215
16,998	China Telecom Corp., Ltd., Class H	8,447
25,998	CRRC Corp., Ltd., Class H	23,745
35,500	GF Securities Co., Ltd., Class H	45,529
49,500	Haitong Securities Co., Ltd., Class H	45,021
6,000	Huaneng Power International, Inc., Class H	3,947
30,000	PetroChina Co., Ltd., Class H	24,296

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
103,499	Postal Savings Bank of China Co., Ltd., Class H (b)	$65,180
2,800	Sinopharm Group Co., Ltd., Class H	13,699
		774,338
	Colombia – 0.5%
1,750	Bancolombia S.A. (Preference Shares)	18,488
1,815	Cementos Argos S.A.	4,717
		23,205
	Czech Republic – 0.2%
237	CEZ A.S.	6,060
111	Komercni banka AS	4,557
		10,617
	Egypt – 0.1%
1,498	Commercial International Bank Egypt SAE	7,022
	Hong Kong – 5.2%
1,500	Beijing Enterprises Holdings Ltd.	8,412
2,000	BOC Hong Kong Holdings Ltd.	9,504
5,000	China Everbright International Ltd.	4,318
4,000	China Everbright Ltd.	7,164
4,000	China Merchants Port Holdings Co., Ltd.	7,654
8,250	China Mobile Ltd.	81,306
18,000	China Overseas Grand Oceans Group Ltd.	5,794
2,000	China Overseas Land & Investment Ltd.	6,259
17,999	China Power International Development Ltd.	4,001
2,000	China Resources Beer Holdings Co., Ltd.	8,035
10,000	China Resources Pharmaceutical Group, Ltd. (b)	15,865
4,000	China Resources Power Holdings Co., Ltd.	7,072
2,600	China Taiping Insurance Holdings Co., Ltd.	9,117
12,000	China Traditional Chinese Medicine Holdings Co., Ltd.	8,155
5,000	CITIC Ltd.	7,447
14,000	CNOOC Ltd.	27,720
4,000	CSPC Pharmaceutical Group Ltd.	8,492
4,000	Guangdong Investment Ltd.	7,102
9,997	Lenovo Group Ltd.	7,305
4,000	MMG Ltd. (c)	2,069
20,000	Shenzhen Investment Ltd.	6,387
36,000	Yuexiu Property Co., Ltd.	6,438
		255,616
Shares	Description	Value

	Hungary – 0.4%
400	MOL Hungarian Oil & Gas PLC	$4,309
316	OTP Bank Nyrt	11,711
191	Richter Gedeon Nyrt	3,574
		19,594
	India – 17.9%
2,252	Asian Paints Ltd.	40,013
463	Bajaj Auto Ltd.	17,181
70	Bosch Ltd.	19,154
256	Britannia Industries Ltd.	20,663
8,804	Castrol India Ltd.	17,307
1,204	Colgate-Palmolive India Ltd.	17,963
3,947	Dabur India Ltd.	23,353
2,684	HCL Technologies Ltd.	40,208
3,139	HDFC Bank Ltd.	86,973
359	Hero MotoCorp Ltd.	14,428
954	Hindustan Unilever Ltd.	21,132
3,255	Housing Development Finance Corp., Ltd.	78,580
3,307	IndusInd Bank Ltd.	77,100
5,663	Kotak Mahindra Bank Ltd.	88,742
1,924	Larsen & Toubro Ltd.	33,848
3,410	Mahindra & Mahindra Ltd.	40,667
3,906	Marico Ltd.	17,835
144	Maruti Suzuki India Ltd.	14,542
155	Nestle India Ltd.	20,698
6,020	NTPC Ltd.	13,948
1,966	Pidilite Industries Ltd.	28,289
5,270	Power Grid Corp. of India Ltd.	13,689
1,827	Tata Consultancy Services Ltd.	55,095
639	UltraTech Cement Ltd.	35,868
9,246	Wipro Ltd.	41,185
		878,461
	Indonesia – 2.5%
21,694	Adaro Energy Tbk PT	2,671
41,668	Astra International Tbk PT	20,552
11,210	Bank Central Asia Tbk PT	18,167
34,031	Bank Mandiri Persero Tbk PT	15,358
30,108	Bank Negara Indonesia Persero Tbk PT	14,952
72,552	Bank Rakyat Indonesia Persero Tbk PT	15,337
15,705	Bukit Asam Tbk PT	4,553
15,276	Perusahaan Gas Negara Persero Tbk	2,307
76,791	Telekomunikasi Indonesia Persero Tbk PT	18,758
2,811	United Tractors Tbk PT	6,225
36,423	Waskita Karya Persero Tbk PT	4,155
		123,035
	Malaysia – 3.4%
5,600	AirAsia Group Bhd	4,276
8,800	Axiata Group Bhd	9,696
12,000	CIMB Group Holdings Bhd	17,427

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Malaysia (Continued)
5,000	Dialog Group Bhd	$4,217
3,000	Gamuda Bhd	2,436
2,500	Genting Bhd	4,718
4,500	Genting Malaysia Bhd	5,426
3,300	IHH Healthcare Bhd	4,154
8,900	IOI Corp Bhd	9,763
1,700	Kuala Lumpur Kepong Bhd	10,253
8,200	Malayan Banking Bhd	19,398
1,800	Malaysia Airports Holdings Bhd	3,871
5,500	My EG Services Bhd	2,326
3,100	Petronas Chemicals Group Bhd	7,011
5,500	Press Metal Aluminium Holdings Bhd	6,459
3,600	Public Bank Bhd	21,747
5,960	Sime Darby Bhd	3,759
6,800	Tenaga Nasional Bhd	25,402
2,100	Top Glove Corp. Bhd	5,409
		167,748
	Mexico – 5.1%
6,554	Alfa S.A.B. de C.V., Class A	8,426
45,127	America Movil S.A.B. de C.V., Series L	36,292
1,889	Arca Continental S.A.B. de C.V.	12,192
12,688	Cemex S.A.B. de C.V. (c)	8,929
1,432	Fomento Economico Mexicano S.A.B. de C.V.	14,167
1,139	Gruma S.A.B. de C.V., Series B	14,480
850	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	9,299
498	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,176
5,970	Grupo Bimbo S.A.B. de C.V., Series A	12,703
3,596	Grupo Financiero Banorte, S.A.B. de C.V., O Shares	26,014
2,588	Grupo Mexico S.A.B. de C.V., Series B	7,448
6,640	Grupo Televisa S.A.B.	23,595
427	Industrias Penoles S.A.B. de C.V.	7,347
764	Infraestructura Energetica Nova S.A.B. de C.V.	3,797
6,977	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	12,378
2,817	Mexichem S.A.B. de C.V.	9,644
844	Promotora y Operadora de Infraestructura S.A.B. de C.V.	8,984
8,350	Wal-Mart de Mexico S.A.B. de C.V.	25,330
		251,201
	Netherlands – 0.0%
63	X5 Retail Group N.V., GDR	1,424
	Philippines – 1.9%
1,000	Ayala Corp.	17,175
Shares	Description	Value

	Philippines (Continued)
15,200	Ayala Land, Inc.	$11,267
4,500	BDO Unibank, Inc.	9,978
7,287	Metropolitan Bank & Trust Co.	9,036
1,940	SM Investments Corp.	32,459
18,600	SM Prime Holdings, Inc.	12,445
		92,360
	Poland – 1.5%
385	Alior Bank S.A. (c)	6,579
230	Bank Polska Kasa Opieki S.A.	6,625
62	CCC S.A.	3,700
97	CD Projekt S.A. (c)	4,928
298	Grupa Lotos S.A.	6,069
137	Jastrzebska Spolka Weglowa S.A. (c)	2,460
128	KGHM Polska Miedz S.A. (c)	3,093
1	LPP S.A.	2,339
1,178	PGE Polska Grupa Energetyczna S.A. (c)	3,042
187	Polski Koncern Naftowy ORLEN S.A.	5,123
2,785	Polskie Gornictwo Naftowe i Gazownictwo S.A. (c)	4,887
701	Powszechna Kasa Oszczednosci Bank Polski S.A.	8,157
679	Powszechny Zaklad Ubezpieczen S.A.	7,312
78	Santander Bank Polska S.A.	7,946
		72,260
	Russia – 4.0%
793	Aeroflot PJSC	1,290
10,001	Alrosa PJSC	16,303
859,333	Federal Grid Co. Unified Energy System PJSC	2,179
10,997	Gazprom PJSC	27,296
39,725	Inter RAO UES PJSC	2,490
393	LUKOIL PJSC	30,127
115	Magnit PJSC, GDR	1,634
85	MMC Norilsk Nickel PJSC	14,776
1,780	Mobile TeleSystems PJSC	7,404
1,902	Moscow Exchange MICEX-RTS PJSC	2,822
2,117	Novatek PJSC	37,750
201,250	RusHydro PJSC	1,906
1,049	Severstal PJSC	17,474
2,553	Tatneft PJSC	32,556
		196,007
	South Africa – 7.2%
761	AVI Ltd.	5,720
3,072	Clicks Group Ltd.	38,016
2,099	Coronation Fund Managers Ltd.	7,999
994	Discovery Ltd.	11,949
1,836	Investec Ltd.	12,922
1,350	Liberty Holdings Ltd.	10,767

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
3,959	Life Healthcare Group Holdings Ltd.	$6,876
718	Mondi Ltd.	19,725
1,494	MTN Group Ltd.	9,253
593	Nedbank Group Ltd.	11,097
3,849	Netcare Ltd.	6,590
8,162	Pick n Pay Stores Ltd.	39,698
4,236	Rand Merchant Investment Holdings Ltd.	11,566
1,414	Remgro Ltd.	19,723
2,196	RMB Holdings Ltd.	12,291
2,916	Sappi Ltd.	18,301
551	Sasol Ltd.	21,334
2,762	SPAR Group (The) Ltd.	35,963
775	Standard Bank Group Ltd.	9,591
227	Tiger Brands Ltd.	4,254
1,162	Vodacom Group Ltd.	10,348
9,324	Woolworths Holdings Ltd.	32,704
		356,687
	Taiwan – 13.6%
7,549	Cathay Financial Holding Co., Ltd.	12,980
10,096	Cheng Shin Rubber Industry Co., Ltd.	15,872
37,967	China Development Financial Holding Corp.	14,176
36,980	China Steel Corp.	30,884
4,458	Chunghwa Telecom Co., Ltd.	16,061
18,711	CTBC Financial Holding Co., Ltd.	14,095
15,881	Delta Electronics, Inc.	68,136
21,174	E. Sun Financial Holding Co., Ltd.	15,638
18,212	Far Eastern New Century Corp.	21,294
6,455	Far EasTone Telecommunications Co., Ltd.	15,391
19,505	First Financial Holding Co., Ltd.	13,287
8,330	Formosa Plastics Corp.	31,920
7,806	Fubon Financial Holding Co., Ltd.	13,243
23,352	Hua Nan Financial Holdings Co., Ltd.	14,149
15,611	Mega Financial Holding Co., Ltd.	14,060
10,488	Nan Ya Plastics Corp.	29,129
12,353	Pou Chen Corp.	13,048
38,726	SinoPac Financial Holdings Co., Ltd.	14,142
108,087	Synnex Technology International Corp.	137,883
28,559	Taishin Financial Holding Co., Ltd.	13,796
62,134	Taiwan Cement Corp.	83,638
Shares	Description	Value

	Taiwan (Continued)
23,486	Taiwan Cooperative Financial Holding Co., Ltd.	$14,307
4,560	Taiwan Mobile Co., Ltd.	16,353
6,999	Uni-President Enterprises Corp.	18,269
29,293	Yuanta Financial Holding Co., Ltd.	15,446
		667,197
	Thailand – 6.1%
2,800	Advanced Info Service PCL	17,403
6,800	Airports of Thailand PCL	13,772
1,000	Bangkok Bank PCL	6,494
900	Bangkok Bank PCL	5,844
11,300	Bangkok Dusit Medical Services PCL, Class F	8,910
62,200	Bangkok Expressway & Metro PCL	16,733
55,400	BTS Group Holdings PCL	15,931
1,300	Bumrungrad Hospital PCL	7,477
4,700	Central Pattana PCL	12,062
7,500	Charoen Pokphand Foods PCL	5,856
5,300	CP ALL PCL	11,308
1,200	Electricity Generating PCL	8,757
1,200	Intouch Holdings PCL	2,004
2,500	Intouch Holdings PCL, Class F	4,174
60,200	IRPC PCL	12,658
1,700	Kasikornbank PCL	11,354
5,100	Kiatnakin Bank PCL	11,867
19,300	Krung Thai Bank PCL	12,055
34,600	Land & Houses PCL	12,304
12,100	Minor International PCL	15,340
3,800	PTT Exploration & Production PCL	18,213
6,600	PTT Global Chemical PCL	16,582
8,000	PTT PCL	13,420
900	Siam Cement (The) PCL	12,412
2,600	Siam Commercial Bank (The) PCL	11,979
10,100	Thai Union Group PCL, Class F	5,590
7,100	Thanachart Capital PCL	11,800
		302,299
	Turkey – 1.1%
2,617	Akbank TAS	3,001
353	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,233
535	Arcelik A.S.	1,228
329	BIM Birlesik Magazalar A.S.	4,435
1,420	Eregli Demir ve Celik Fabrikalari TAS	2,595
2,387	Haci Omer Sabanci Holding A.S.	3,018
1,406	KOC Holding A.S.	3,974
2,005	Petkim Petrokimya Holding A.S.	1,777
681	TAV Havalimanlari Holding A.S.	3,530
361	Tofas Turk Otomobil Fabrikasi A.S.	1,279

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
208	Tupras Turkiye Petrol Rafinerileri A.S.	$4,625
1,211	Turk Hava Yollari AO (c)	3,831
1,580	Turkcell Iletisim Hizmetleri A.S.	3,021
2,295	Turkiye Garanti Bankasi A.S.	2,932
2,764	Turkiye Halk Bankasi A.S.	3,064
3,508	Turkiye Is Bankasi A.S., Class C	2,569
1,849	Turkiye Sise ve Cam Fabrikalari A.S.	1,789
3,848	Turkiye Vakiflar Bankasi TAO, Class D	2,416
5,621	Yapi ve Kredi Bankasi A.S. (c)	1,751
		52,068
	Total Common Stocks	4,848,120
	(Cost $5,149,547)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.1%
	Mexico – 0.4%
14,607	Fibra Uno Administracion S.A. de C.V.	19,318
	South Africa – 0.6%
5,964	Growthpoint Properties Ltd.	9,797
1,566	Hyprop Investments Ltd.	10,222
14,620	Redefine Properties Ltd.	10,359
		30,378
	Turkey – 0.1%
9,887	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,932
	Total Real Estate Investment Trusts	52,628
	(Cost $73,593)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
6,177	BTS Group Holdings PCL (c) (d)	0
	(Cost $0)
	Total Investments – 99.7%	4,900,748
	(Cost $5,223,140) (e)
	Net Other Assets and Liabilities – 0.3%	13,092
	Net Assets – 100.0%	$4,913,840

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $236,209 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $558,601. The net unrealized depreciation was $322,392.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,848,120	$ 4,848,120	$ —	$ —
Real Estate Investment Trusts*	52,628	52,628	—	—
Warrants*	—**	—	—**	—
Total Investments	$ 4,900,748	$ 4,900,748	$—**	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	23.1%
INR	17.9
TWD	13.6
BRL	8.1
ZAR	7.9
THB	6.2
MXN	5.5
RUB	4.0
MYR	3.4
IDR	2.5
CLP	2.0
PHP	1.9
PLN	1.5
TRY	1.1
COP	0.5
HUF	0.4
CZK	0.2
EGP	0.1
USD	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.0%
	Aerospace & Defense – 2.6%
1,959	Arconic, Inc.	$43,118
100	Boeing (The) Co.	37,190
179	General Dynamics Corp.	36,645
796	Harris Corp.	134,691
154	Huntington Ingalls Industries, Inc.	39,436
174	L3 Technologies, Inc.	36,996
112	Lockheed Martin Corp.	38,748
108	Northrop Grumman Corp.	34,276
173	Raytheon Co.	35,752
388	Spirit AeroSystems Holdings, Inc., Class A	35,568
505	Textron, Inc.	36,092
267	United Technologies Corp.	37,329
		545,841
	Air Freight & Logistics – 0.7%
398	CH Robinson Worldwide, Inc.	38,972
455	Expeditors International of Washington, Inc.	33,456
147	FedEx Corp.	35,396
313	United Parcel Service, Inc., Class B	36,543
		144,367
	Airlines – 1.0%
1,566	American Airlines Group, Inc.	64,723
1,200	Delta Air Lines, Inc.	69,396
1,168	Southwest Airlines Co.	72,941
		207,060
	Auto Components – 0.3%
831	BorgWarner, Inc.	35,550
193	Lear Corp.	27,985
		63,535
	Automobiles – 0.3%
3,239	Ford Motor Co.	29,961
910	General Motors Co.	30,639
		60,600
	Banks – 3.2%
1,372	Bank of America Corp.	40,419
767	BB&T Corp.	37,230
578	Citigroup, Inc.	41,466
994	Citizens Financial Group, Inc.	38,339
426	Comerica, Inc.	38,425
1,348	Fifth Third Bancorp	37,636
399	First Republic Bank	38,304
2,621	Huntington Bancshares, Inc.	39,105
372	JPMorgan Chase & Co.	41,977
1,979	KeyCorp	39,362
228	M&T Bank Corp.	37,515
286	PNC Financial Services Group (The), Inc.	38,950
2,176	Regions Financial Corp.	39,930
Shares	Description	Value

	Banks (Continued)
586	SunTrust Banks, Inc.	$39,139
773	US Bancorp	40,822
698	Wells Fargo & Co.	36,687
734	Zions Bancorp N.A.	36,810
		662,116
	Beverages – 0.9%
732	Brown-Forman Corp., Class B	37,003
817	Coca-Cola (The) Co.	37,737
164	Constellation Brands, Inc., Class A	35,362
527	Molson Coors Brewing Co., Class B	32,410
329	PepsiCo, Inc.	36,782
		179,294
	Biotechnology – 1.4%
938	AbbVie, Inc.	88,716
471	Amgen, Inc.	97,633
1,227	Gilead Sciences, Inc.	94,737
		281,086
	Building Products – 0.8%
563	AO Smith Corp.	30,047
620	Fortune Brands Home & Security, Inc.	32,463
996	Johnson Controls International PLC	34,860
890	Masco Corp.	32,574
525	Owens Corning	28,492
		158,436
	Capital Markets – 4.0%
260	Affiliated Managers Group, Inc.	35,547
276	Ameriprise Financial, Inc.	40,754
717	Bank of New York Mellon (The) Corp.	36,560
77	BlackRock, Inc.	36,292
372	Cboe Global Markets, Inc.	35,697
757	Charles Schwab (The) Corp.	37,207
236	CME Group, Inc.	40,170
1,207	Franklin Resources, Inc.	36,705
176	Goldman Sachs Group (The), Inc.	39,466
526	Intercontinental Exchange, Inc.	39,392
1,456	Invesco, Ltd.	33,313
227	Moody’s Corp.	37,954
816	Morgan Stanley	38,001
234	MSCI, Inc.	41,514
424	Nasdaq, Inc.	36,379
376	Northern Trust Corp.	38,401
433	Raymond James Financial, Inc.	39,858
190	S&P Global, Inc.	37,124
618	SEI Investments Co.	37,760
415	State Street Corp.	34,769
334	T Rowe Price Group, Inc.	36,466

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
706	TD Ameritrade Holding Corp.	$37,298
		826,627
	Chemicals – 1.5%
133	Air Products & Chemicals, Inc.	22,218
221	Albemarle Corp.	22,051
187	Celanese Corp.	21,318
470	CF Industries Holdings, Inc.	25,587
317	DowDuPont, Inc.	20,386
209	Eastman Chemical Co.	20,006
148	Ecolab, Inc.	23,204
234	FMC Corp.	20,400
168	International Flavors & Fragrances, Inc.	23,372
190	LyondellBasell Industries N.V., Class A	19,477
743	Mosaic (The) Co.	24,133
201	PPG Industries, Inc.	21,935
82	Sherwin-Williams (The) Co.	37,327
194	Westlake Chemical Corp.	16,123
		317,537
	Commercial Services & Supplies – 0.9%
180	Cintas Corp.	35,606
487	Republic Services, Inc.	35,385
1,131	Rollins, Inc.	68,640
410	Waste Management, Inc.	37,048
		176,679
	Communications Equipment – 1.9%
2,676	Cisco Systems, Inc.	130,187
4,199	Juniper Networks, Inc.	125,844
990	Motorola Solutions, Inc.	128,839
		384,870
	Construction & Engineering – 0.2%
525	Jacobs Engineering Group, Inc.	40,163
	Construction Materials – 0.3%
149	Martin Marietta Materials, Inc.	27,110
258	Vulcan Materials Co.	28,690
		55,800
	Consumer Finance – 1.0%
1,473	Ally Financial, Inc.	38,961
395	American Express Co.	42,063
420	Capital One Financial Corp.	39,871
550	Discover Financial Services	42,047
1,158	Synchrony Financial	35,991
		198,933
Shares	Description	Value

	Containers & Packaging – 0.7%
204	Avery Dennison Corp.	$22,103
937	Ball Corp.	41,219
400	International Paper Co.	19,660
298	Packaging Corp. of America	32,688
584	WestRock Co.	31,209
		146,879
	Distributors – 0.2%
391	Genuine Parts Co.	38,865
	Diversified Telecommunication Services – 2.1%
4,215	AT&T, Inc.	141,540
7,261	CenturyLink, Inc.	153,933
2,690	Verizon Communications, Inc.	143,619
		439,092
	Electric Utilities – 1.4%
338	American Electric Power Co., Inc.	23,957
295	Duke Energy Corp.	23,606
370	Edison International	25,042
289	Entergy Corp.	23,447
398	Eversource Energy	24,453
548	Exelon Corp.	23,926
650	FirstEnergy Corp.	24,161
140	NextEra Energy, Inc.	23,464
548	PG&E Corp. (a)	25,213
818	PPL Corp.	23,935
504	Southern (The) Co.	21,974
511	Xcel Energy, Inc.	24,124
		287,302
	Electrical Equipment – 0.7%
462	AMETEK, Inc.	36,553
446	Eaton Corp. PLC	38,682
482	Emerson Electric Co.	36,912
200	Rockwell Automation, Inc.	37,504
		149,651
	Electronic Equipment, Instruments & Components – 1.9%
382	Amphenol Corp., Class A	35,915
1,425	CDW Corp.	126,711
746	Cognex Corp.	41,642
4,186	Corning, Inc.	147,766
370	TE Connectivity Ltd.	32,534
		384,568
	Energy Equipment & Services – 0.9%
1,435	Baker Hughes a GE Co.	48,546
1,051	Halliburton Co.	42,597
1,092	National Oilwell Varco, Inc.	47,043

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
707	Schlumberger Ltd.	$43,071
		181,257
	Entertainment – 0.8%
470	Activision Blizzard, Inc.	39,099
1,970	Viacom, Inc., Class B	66,507
568	Walt Disney (The) Co.	66,422
		172,028
	Food & Staples Retailing – 1.6%
285	Costco Wholesale Corp.	66,941
2,089	Kroger (The) Co.	60,811
870	Sysco Corp.	63,727
990	Walgreens Boots Alliance, Inc.	72,171
694	Walmart, Inc.	65,174
		328,824
	Food Products – 2.4%
782	Archer-Daniels-Midland Co.	39,311
515	Bunge Ltd.	35,386
884	Campbell Soup Co.	32,381
1,004	Conagra Brands, Inc.	34,106
810	General Mills, Inc.	34,765
385	Hershey (The) Co.	39,270
964	Hormel Foods Corp.	37,981
324	Ingredion, Inc.	34,007
334	JM Smucker (The) Co.	34,272
514	Kellogg Co.	35,990
571	Kraft Heinz (The) Co.	31,468
309	McCormick & Co., Inc.	40,711
875	Mondelez International, Inc., Class A	37,590
521	Tyson Foods, Inc., Class A	31,015
		498,253
	Health Care Equipment & Supplies – 4.8%
1,425	Abbott Laboratories	104,538
1,177	Baxter International, Inc.	90,735
363	Becton Dickinson and Co.	94,743
370	Cooper (The) Cos., Inc.	102,545
338	Danaher Corp.	36,727
1,986	DENTSPLY SIRONA, Inc.	74,952
1,015	Medtronic PLC	99,845
840	ResMed, Inc.	96,886
515	Stryker Corp.	91,505
324	Teleflex, Inc.	86,213
780	Zimmer Biomet Holdings, Inc.	102,547
		981,236
	Health Care Providers & Services – 4.7%
697	AmerisourceBergen Corp.	64,277
365	Anthem, Inc.	100,028
Shares	Description	Value

	Health Care Providers & Services (Continued)
1,218	Cardinal Health, Inc.	$65,772
511	Cigna Corp.	106,416
923	CVS Health Corp.	72,658
847	HCA Healthcare, Inc.	117,835
292	Humana, Inc.	98,848
446	McKesson Corp.	59,162
791	Quest Diagnostics, Inc.	85,357
355	UnitedHealth Group, Inc.	94,444
780	Universal Health Services, Inc., Class B	99,715
		964,512
	Hotels, Restaurants & Leisure – 4.2%
1,602	Aramark	68,918
1,038	Carnival Corp.	66,193
555	Darden Restaurants, Inc.	61,710
751	Hilton Worldwide Holdings, Inc.	60,666
778	Las Vegas Sands Corp.	46,159
469	Marriott International, Inc., Class A	61,922
379	McDonald’s Corp.	63,403
2,048	MGM Resorts International	57,160
574	Royal Caribbean Cruises Ltd.	74,586
1,217	Starbucks Corp.	69,174
1,343	Wyndham Destinations, Inc.	58,232
355	Wynn Resorts Ltd.	45,106
1,546	Yum China Holdings, Inc.	54,280
760	Yum! Brands, Inc.	69,092
		856,601
	Household Durables – 1.3%
875	DR Horton, Inc.	36,908
1,888	Garmin Ltd.	132,254
683	Lennar Corp., Class A	31,889
1,390	Newell Brands, Inc.	28,217
246	Whirlpool Corp.	29,213
		258,481
	Household Products – 0.9%
674	Church & Dwight Co., Inc.	40,015
265	Clorox (The) Co.	39,859
553	Colgate-Palmolive Co.	37,023
340	Kimberly-Clark Corp.	38,638
460	Procter & Gamble (The) Co.	38,286
		193,821
	Industrial Conglomerates – 0.7%
169	3M Co.	35,610
2,448	General Electric Co.	27,638
231	Honeywell International, Inc.	38,438
121	Roper Technologies, Inc.	35,842
		137,528

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 4.2%
899	Aflac, Inc.	$42,316
424	Allstate (The) Corp.	41,849
360	American Financial Group, Inc.	39,949
730	American International Group, Inc.	38,865
593	Arthur J. Gallagher & Co.	44,143
305	Chubb Ltd.	40,760
578	Cincinnati Financial Corp.	44,396
847	CNA Financial Corp.	38,666
1,028	Fidelity National Financial, Inc.	40,452
756	Hartford Financial Services Group (The), Inc.	37,770
622	Lincoln National Corp.	42,085
802	Loews Corp.	40,284
472	Marsh & McLennan Cos., Inc.	39,044
887	MetLife, Inc.	41,441
731	Principal Financial Group, Inc.	42,829
654	Progressive (The) Corp.	46,460
414	Prudential Financial, Inc.	41,946
290	Reinsurance Group of America, Inc.	41,922
475	Torchmark Corp.	41,178
317	Travelers (The) Cos., Inc.	41,118
1,046	Unum Group	40,867
		868,340
	Internet & Direct Marketing Retail – 0.3%
494	Expedia Group, Inc.	64,457
	IT Services – 4.3%
203	Accenture PLC, Class A	34,551
143	Alliance Data Systems Corp.	33,771
249	Automatic Data Processing, Inc.	37,514
289	Broadridge Financial Solutions, Inc.	38,133
1,458	Cognizant Technology Solutions Corp., Class A	112,485
1,428	DXC Technology Co.	133,547
314	Fidelity National Information Services, Inc.	34,248
299	Global Payments, Inc.	38,093
824	International Business Machines Corp.	124,597
1,951	Leidos Holdings, Inc.	134,931
197	MasterCard, Inc., Class A	43,854
487	Paychex, Inc.	35,867
394	Total System Services, Inc.	38,904
292	Visa, Inc., Class A	43,826
		884,321
	Leisure Products – 0.2%
389	Hasbro, Inc.	40,892
Shares	Description	Value

	Life Sciences Tools & Services – 0.7%
539	Agilent Technologies, Inc.	$38,021
419	Thermo Fisher Scientific, Inc.	102,270
		140,291
	Machinery – 2.4%
246	Caterpillar, Inc.	37,512
251	Cummins, Inc.	36,664
238	Deere & Co.	35,778
455	Dover Corp.	40,281
432	Fortive Corp.	36,374
245	IDEX Corp.	36,912
240	Illinois Tool Works, Inc.	33,869
372	Ingersoll-Rand PLC	38,056
538	PACCAR, Inc.	36,686
214	Parker-Hannifin Corp.	39,361
223	Snap-on, Inc.	40,943
270	Stanley Black & Decker, Inc.	39,539
494	Xylem, Inc.	39,456
		491,431
	Media – 1.1%
1,057	CBS Corp., Class B	60,725
1,812	Comcast Corp., Class A	64,163
779	Omnicom Group, Inc.	52,987
8,780	Sirius XM Holdings, Inc.	55,490
		233,365
	Metals & Mining – 0.4%
1,208	Freeport-McMoRan, Inc.	16,816
553	Newmont Mining Corp.	16,701
334	Nucor Corp.	21,192
454	Steel Dynamics, Inc.	20,516
		75,225
	Multiline Retail – 0.9%
602	Dollar General Corp.	65,799
815	Kohl’s Corp.	60,758
780	Target Corp.	68,804
		195,361
	Multi-Utilities – 1.0%
383	Ameren Corp.	24,213
843	Centerpoint Energy, Inc.	23,309
494	CMS Energy Corp.	24,206
300	Consolidated Edison, Inc.	22,857
343	Dominion Energy, Inc.	24,106
226	DTE Energy Co.	24,663
431	Public Service Enterprise Group, Inc.	22,753
201	Sempra Energy	22,864
361	WEC Energy Group, Inc.	24,100
		213,071

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 5.3%
647	Anadarko Petroleum Corp.	$43,614
1,014	Apache Corp.	48,337
1,992	Cabot Oil & Gas Corp.	44,860
375	Chevron Corp.	45,855
466	Cimarex Energy Co.	43,310
681	ConocoPhillips	52,709
1,078	Devon Energy Corp.	43,055
360	Diamondback Energy, Inc.	48,668
381	EOG Resources, Inc.	48,604
859	EQT Corp.	37,994
573	Exxon Mobil Corp.	48,717
708	Hess Corp.	50,679
2,682	Kinder Morgan, Inc.	47,552
2,272	Marathon Oil Corp.	52,892
676	Marathon Petroleum Corp.	54,060
1,344	Noble Energy, Inc.	41,919
566	Occidental Petroleum Corp.	46,508
679	ONEOK, Inc.	46,030
422	Phillips 66	47,568
251	Pioneer Natural Resources Co.	43,722
958	Targa Resources Corp.	53,945
428	Valero Energy Corp.	48,685
1,748	Williams (The) Cos., Inc.	47,528
		1,086,811
	Personal Products – 0.3%
2,542	Coty, Inc.	31,928
251	Estee Lauder (The) Cos., Inc., Class A	36,475
		68,403
	Pharmaceuticals – 3.8%
521	Allergan PLC	99,240
1,571	Bristol-Myers Squibb Co.	97,528
1,019	Eli Lilly & Co.	109,349
717	Johnson & Johnson	99,068
1,433	Merck & Co., Inc.	101,657
1,192	Perrigo Co. PLC	84,393
2,396	Pfizer, Inc.	105,592
1,021	Zoetis, Inc.	93,483
		790,310
	Professional Services – 0.4%
309	Equifax, Inc.	40,346
465	TransUnion	34,215
		74,561
	Road & Rail – 1.1%
522	CSX Corp.	38,654
274	JB Hunt Transport Services, Inc.	32,590
314	Kansas City Southern	35,570
221	Norfolk Southern Corp.	39,890
223	Old Dominion Freight Line, Inc.	35,961
Shares	Description	Value

	Road & Rail (Continued)
235	Union Pacific Corp.	$38,265
		220,930
	Semiconductors & Semiconductor Equipment – 7.8%
1,201	Analog Devices, Inc.	111,044
2,492	Applied Materials, Inc.	96,316
474	Broadcom, Inc.	116,950
2,317	Intel Corp.	109,571
1,123	KLA-Tencor Corp.	114,220
666	Lam Research Corp.	101,032
5,370	Marvell Technology Group Ltd.	103,641
1,963	Maxim Integrated Products, Inc.	110,694
1,266	Microchip Technology, Inc.	99,900
486	NVIDIA Corp.	136,576
2,052	QUALCOMM, Inc.	147,805
1,191	Skyworks Solutions, Inc.	108,036
1,044	Texas Instruments, Inc.	112,011
1,764	Xilinx, Inc.	141,420
		1,609,216
	Software – 3.1%
563	Intuit, Inc.	128,026
1,168	Microsoft Corp.	133,584
2,613	Oracle Corp.	134,727
2,218	SS&C Technologies Holdings, Inc.	126,049
5,576	Symantec Corp.	118,657
		641,043
	Specialty Retail – 2.4%
797	Best Buy Co., Inc.	63,250
1,835	Gap (The), Inc.	52,940
305	Home Depot (The), Inc.	63,181
1,612	L Brands, Inc.	48,844
622	Lowe’s Cos., Inc.	71,418
701	Ross Stores, Inc.	69,469
452	Tiffany & Co.	58,294
625	TJX (The) Cos., Inc.	70,012
		497,408
	Technology Hardware, Storage & Peripherals – 3.4%
623	Apple, Inc.	140,636
7,882	Hewlett Packard Enterprise Co.	128,555
5,075	HP, Inc.	130,783
1,466	NetApp, Inc.	125,915
2,039	Seagate Technology PLC	96,547
1,488	Western Digital Corp.	87,107
		709,543
	Textiles, Apparel & Luxury Goods – 0.7%
450	NIKE, Inc., Class B	38,124
239	PVH Corp.	34,512

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
768	Tapestry, Inc.	$38,607
439	VF Corp.	41,025
		152,268
	Tobacco – 0.4%
631	Altria Group, Inc.	38,055
444	Philip Morris International, Inc.	36,204
		74,259
	Trading Companies & Distributors – 0.4%
692	Fastenal Co.	40,150
108	WW Grainger, Inc.	38,600
		78,750
	Water Utilities – 0.1%
273	American Water Works Co., Inc.	24,016
	Total Common Stocks	19,556,114
	(Cost $18,932,268)
REAL ESTATE INVESTMENT TRUSTS – 4.9%
	Equity Real Estate Investment Trusts – 4.7%
307	Alexandria Real Estate Equities, Inc.	38,618
268	American Tower Corp.	38,940
226	AvalonBay Communities, Inc.	40,940
308	Boston Properties, Inc.	37,912
359	Crown Castle International Corp.	39,968
346	Digital Realty Trust, Inc.	38,918
90	Equinix, Inc.	38,960
608	Equity Residential	40,286
162	Essex Property Trust, Inc.	39,967
388	Extra Space Storage, Inc.	33,616
1,498	HCP, Inc.	39,427
1,836	Host Hotels & Resorts, Inc.	38,740
1,677	Invitation Homes, Inc.	38,420
1,104	Iron Mountain, Inc.	38,110
384	Mid-America Apartment Communities, Inc.	38,469
589	Prologis, Inc.	39,928
170	Public Storage	34,277
719	Realty Income Corp.	40,904
623	Regency Centers Corp.	40,289
228	Simon Property Group, Inc.	40,299
1,030	UDR, Inc.	41,643
679	Ventas, Inc.	36,924
523	Vornado Realty Trust	38,179
617	Welltower, Inc.	39,685
1,061	Weyerhaeuser Co.	34,239
		967,658
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.2%
3,759	Annaly Capital Management, Inc.	$38,455
	Total Real Estate Investment Trusts	1,006,113
	(Cost $1,009,750)
	Total Investments – 99.9%	20,562,227
	(Cost $19,942,018) (b)
	Net Other Assets and Liabilities – 0.1%	26,318
	Net Assets – 100.0%	$20,588,545

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,362,896 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $742,687. The net unrealized appreciation was $620,209.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,556,114	$ 19,556,114	$ —	$ —
Real Estate Investment Trusts*	1,006,113	1,006,113	—	—
Total Investments	$ 20,562,227	$ 20,562,227	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.3%
	Aerospace & Defense – 1.3%
350	BWX Technologies, Inc.	$21,889
183	Curtiss-Wright Corp.	25,148
299	HEICO Corp.	27,690
328	Hexcel Corp.	21,992
279	Moog, Inc., Class A	23,986
		120,705
	Airlines – 0.7%
426	Alaska Air Group, Inc.	29,334
496	SkyWest, Inc.	29,215
		58,549
	Auto Components – 1.4%
471	Adient PLC	18,515
1,147	Dana, Inc.	21,414
1,006	Gentex Corp.	21,589
994	Goodyear Tire & Rubber (The) Co.	23,250
257	LCI Industries	21,279
527	Tenneco, Inc., Class A	22,208
		128,255
	Automobiles – 0.5%
550	Harley-Davidson, Inc.	24,915
238	Thor Industries, Inc.	19,921
		44,836
	Banks – 7.1%
608	Associated Banc-Corp.	15,808
504	BancorpSouth Bank	16,481
199	Bank of Hawaii Corp.	15,703
369	Bank OZK	14,007
407	BankUnited, Inc.	14,408
177	BOK Financial Corp.	17,219
410	Cathay General Bancorp	16,990
298	Chemical Financial Corp.	15,913
330	CIT Group, Inc.	17,031
406	Columbia Banking System, Inc.	15,741
257	Commerce Bancshares, Inc.	16,967
153	Cullen/Frost Bankers, Inc.	15,979
255	East West Bancorp, Inc.	15,394
41	First Citizens BancShares, Inc., Class A	18,543
326	First Financial Bankshares, Inc.	19,267
571	First Hawaiian, Inc.	15,508
931	First Horizon National Corp.	16,069
1,238	FNB Corp.	15,747
1,006	Fulton Financial Corp.	16,750
429	Glacier Bancorp, Inc.	18,486
356	Hancock Whitney Corp.	16,928
736	Home BancShares, Inc.	16,118
219	IBERIABANK Corp.	17,816
1,297	Investors Bancorp, Inc.	15,914
336	PacWest Bancorp	16,010
917	People’s United Financial, Inc.	15,699
271	Pinnacle Financial Partners, Inc.	16,301
Shares	Description	Value

	Banks (Continued)
367	Popular, Inc.	$18,809
243	Prosperity Bancshares, Inc.	16,852
193	South State Corp.	15,826
706	Sterling Bancorp	15,532
314	Synovus Financial Corp.	14,378
675	TCF Financial Corp.	16,072
218	UMB Financial Corp.	15,456
735	Umpqua Holdings Corp.	15,288
456	United Bankshares, Inc.	16,576
1,366	Valley National Bancorp	15,367
261	Webster Financial Corp.	15,389
191	Wintrust Financial Corp.	16,224
		634,566
	Building Products – 0.8%
282	Allegion PLC	25,541
109	Lennox International, Inc.	23,805
350	Simpson Manufacturing Co., Inc.	25,361
		74,707
	Capital Markets – 2.4%
1,467	BGC Partners, Inc., Class A	17,340
318	Eaton Vance Corp.	16,714
158	Evercore, Inc., Class A	15,887
130	FactSet Research Systems, Inc.	29,082
712	Federated Investors, Inc., Class B	17,173
258	Interactive Brokers Group, Inc., Class A	14,270
340	Lazard Ltd., Class A	16,364
478	Legg Mason, Inc.	14,928
253	LPL Financial Holdings, Inc.	16,321
84	MarketAxess Holdings, Inc.	14,993
201	Morningstar, Inc.	25,306
318	Stifel Financial Corp.	16,301
		214,679
	Chemicals – 2.9%
248	Ashland Global Holdings, Inc.	20,797
314	Cabot Corp.	19,694
437	Chemours (The) Co.	17,235
663	Huntsman Corp.	18,054
48	NewMarket Corp.	19,465
675	Olin Corp.	17,334
448	PolyOne Corp.	19,587
332	RPM International, Inc.	21,560
233	Scotts Miracle-Gro (The) Co.	18,344
271	Sensient Technologies Corp.	20,734
273	Trinseo S.A.	21,376
1,073	Valvoline, Inc.	23,080
264	WR Grace & Co.	18,865
		256,125
	Commercial Services & Supplies – 2.2%
273	Brink’s (The) Co.	19,042
329	Deluxe Corp.	18,733

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
1,951	Healthcare Services Group, Inc.	$79,250
469	KAR Auction Services, Inc.	27,995
226	MSA Safety, Inc.	24,055
372	Tetra Tech, Inc.	25,407
		194,482
	Construction & Engineering – 1.0%
286	EMCOR Group, Inc.	21,481
447	Fluor Corp.	25,971
1,216	KBR, Inc.	25,694
145	Valmont Industries, Inc.	20,083
		93,229
	Construction Materials – 0.2%
208	Eagle Materials, Inc.	17,730
	Consumer Finance – 0.6%
185	FirstCash, Inc.	15,170
1,275	Navient Corp.	17,187
870	Santander Consumer USA Holdings, Inc.	17,435
		49,792
	Containers & Packaging – 1.8%
233	AptarGroup, Inc.	25,103
516	Bemis Co, Inc.	25,078
1,502	Graphic Packaging Holding Co.	21,043
412	Greif, Inc., Class A	22,108
513	Sealed Air Corp.	20,597
812	Silgan Holdings, Inc.	22,574
415	Sonoco Products Co.	23,032
		159,535
	Distributors – 0.3%
153	Pool Corp.	25,533
	Diversified Consumer Services – 1.0%
43	Graham Holdings Co., Class B	24,910
1,129	H&R Block, Inc.	29,071
719	Service Corp. International	31,780
		85,761
	Diversified Financial Services – 0.4%
1,018	Jefferies Financial Group, Inc.	22,355
353	Voya Financial, Inc.	17,534
		39,889
	Electric Utilities – 2.0%
256	ALLETE, Inc.	19,203
469	Alliant Energy Corp.	19,965
579	Hawaiian Electric Industries, Inc.	20,607
215	IDACORP, Inc.	21,334
Shares	Description	Value

	Electric Utilities (Continued)
991	OGE Energy Corp.	$35,993
246	Pinnacle West Capital Corp.	19,478
510	PNM Resources, Inc.	20,120
464	Portland General Electric Co.	21,163
		177,863
	Electrical Equipment – 1.2%
188	Acuity Brands, Inc.	29,554
292	EnerSys	25,442
206	Hubbell, Inc.	27,515
266	Regal Beloit Corp.	21,932
		104,443
	Electronic Equipment, Instruments & Components – 3.0%
508	Avnet, Inc.	22,743
1,390	AVX Corp.	25,090
356	Belden, Inc.	25,422
417	Dolby Laboratories, Inc., Class A	29,177
419	FLIR Systems, Inc.	25,756
788	Jabil, Inc.	21,339
95	Littelfuse, Inc.	18,800
519	National Instruments Corp.	25,083
689	SYNNEX Corp.	58,358
939	Vishay Intertechnology, Inc.	19,109
		270,877
	Energy Equipment & Services – 1.6%
276	Core Laboratories N.V.	31,969
547	Helmerich & Payne, Inc.	37,618
1,938	Patterson-UTI Energy, Inc.	33,159
2,394	RPC, Inc.	37,059
		139,805
	Entertainment – 0.3%
733	Cinemark Holdings, Inc.	29,467
	Food & Staples Retailing – 0.3%
245	Casey’s General Stores, Inc.	31,632
	Food Products – 1.0%
1,112	Flowers Foods, Inc.	20,750
338	Lamb Weston Holdings, Inc.	22,511
167	Lancaster Colony Corp.	24,918
220	Sanderson Farms, Inc.	22,741
		90,920
	Gas Utilities – 1.6%
220	Atmos Energy Corp.	20,660
375	National Fuel Gas Co.	21,023
443	New Jersey Resources Corp.	20,422
266	ONE Gas, Inc.	21,886
260	Southwest Gas Holdings, Inc.	20,548
281	Spire, Inc.	20,668

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
381	UGI Corp.	$21,138
		146,345
	Health Care Equipment & Supplies – 3.1%
857	Cantel Medical Corp.	78,895
965	Hill-Rom Holdings, Inc.	91,096
849	West Pharmaceutical Services, Inc.	104,826
		274,817
	Health Care Providers & Services – 2.4%
80	Chemed Corp.	25,566
1,244	Encompass Health Corp.	96,970
3,716	Patterson Cos., Inc.	90,856
		213,392
	Hotels, Restaurants & Leisure – 3.5%
742	Boyd Gaming Corp.	25,117
340	Choice Hotels International, Inc.	28,322
87	Churchill Downs, Inc.	24,160
165	Cracker Barrel Old Country Store, Inc.	24,276
91	Domino’s Pizza, Inc.	26,827
372	Dunkin’ Brands Group, Inc.	27,424
333	Hyatt Hotels Corp., Class A	26,503
228	Marriott Vacations Worldwide Corp.	25,479
367	Six Flags Entertainment Corp.	25,624
393	Texas Roadhouse, Inc.	27,231
94	Vail Resorts, Inc.	25,795
1,497	Wendy’s (The) Co.	25,659
		312,417
	Household Durables – 0.9%
519	Leggett & Platt, Inc.	22,727
805	PulteGroup, Inc.	19,940
625	Toll Brothers, Inc.	20,644
561	Tupperware Brands Corp.	18,765
		82,076
	Household Products – 0.2%
368	Energizer Holdings, Inc.	21,583
	Independent Power and Renewable Electricity Producers – 0.7%
1,480	AES Corp.	20,720
646	NRG Energy, Inc.	24,160
373	Ormat Technologies, Inc.	20,183
		65,063
Shares	Description	Value

	Industrial Conglomerates – 0.3%
201	Carlisle Cos., Inc.	$24,482
	Insurance – 4.1%
461	American Equity Investment Life Holding Co.	16,301
139	American National Insurance Co.	17,971
161	Assurant, Inc.	17,380
465	Assured Guaranty Ltd.	19,637
299	Axis Capital Holdings Ltd.	17,255
599	Brown & Brown, Inc.	17,712
872	CNO Financial Group, Inc.	18,504
142	Erie Indemnity Co., Class A	18,109
72	Everest Re Group Ltd.	16,450
321	First American Financial Corp.	16,560
139	Hanover Insurance Group (The), Inc.	17,148
219	Kemper Corp.	17,619
834	Old Republic International Corp.	18,665
167	Primerica, Inc.	20,132
469	ProAssurance Corp.	22,020
138	RenaissanceRe Holdings Ltd.	18,434
251	RLI Corp.	19,724
302	Selective Insurance Group, Inc.	19,177
18	White Mountains Insurance Group Ltd.	16,846
229	WR Berkley Corp.	18,304
		363,948
	IT Services – 2.3%
498	Booz Allen Hamilton Holding Corp.	24,716
753	Genpact Ltd.	23,049
167	Jack Henry & Associates, Inc.	26,733
351	MAXIMUS, Inc.	22,836
1,044	Sabre Corp.	27,228
822	Science Applications International Corp.	66,253
816	Western Union (The) Co.	15,553
		206,368
	Leisure Products – 0.7%
359	Brunswick Corp.	24,060
1,410	Mattel, Inc.	22,137
190	Polaris Industries, Inc.	19,181
		65,378
	Life Sciences Tools & Services – 2.7%
569	Bio-Techne Corp.	116,139
2,901	Bruker Corp.	97,038
298	PerkinElmer, Inc.	28,986
		242,163
	Machinery – 5.6%
359	AGCO Corp.	21,824

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
538	Allison Transmission Holdings, Inc.	$27,981
370	Barnes Group, Inc.	26,281
272	Crane Co.	26,751
483	Donaldson Co., Inc.	28,140
539	Flowserve Corp.	29,478
482	Graco, Inc.	22,336
546	Hillenbrand, Inc.	28,556
417	ITT, Inc.	25,545
245	John Bean Technologies Corp.	29,229
607	Kennametal, Inc.	26,441
248	Lincoln Electric Holdings, Inc.	23,173
170	Nordson Corp.	23,613
310	Oshkosh Corp.	22,084
515	Terex Corp.	20,554
500	Timken (The) Co.	24,925
362	Toro (The) Co.	21,709
635	Trinity Industries, Inc.	23,266
221	Wabtec Corp.	23,179
283	Woodward, Inc.	22,883
		497,948
	Media – 2.0%
35	Cable One, Inc.	30,926
1,097	Interpublic Group of (The) Cos., Inc.	25,089
412	John Wiley & Sons, Inc., Class A	24,967
993	New York Times (The) Co., Class A	22,988
350	Nexstar Media Group, Inc., Class A	28,490
800	Sinclair Broadcast Group, Inc., Class A	22,680
2,371	TEGNA, Inc.	28,357
		183,497
	Metals & Mining – 1.0%
918	Commercial Metals Co.	18,838
221	Reliance Steel & Aluminum Co.	18,849
209	Royal Gold, Inc.	16,106
557	United States Steel Corp.	16,977
462	Worthington Industries, Inc.	20,032
		90,802
	Multiline Retail – 0.6%
687	Macy’s, Inc.	23,859
497	Nordstrom, Inc.	29,726
		53,585
	Multi-Utilities – 0.6%
324	Black Hills Corp.	18,821
760	MDU Resources Group, Inc.	19,524
755	NiSource, Inc.	18,815
		57,160
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 2.6%
943	CVR Energy, Inc.	$37,927
695	Delek US Holdings, Inc.	29,489
510	HollyFrontier Corp.	35,649
1,033	Murphy Oil Corp.	34,440
832	PBF Energy, Inc., Class A	41,525
426	Peabody Energy Corp.	15,183
2,085	Range Resources Corp.	35,424
		229,637
	Paper & Forest Products – 0.5%
406	Domtar Corp.	21,181
800	Louisiana-Pacific Corp.	21,192
		42,373
	Personal Products – 0.3%
296	Nu Skin Enterprises, Inc., Class A	24,396
	Professional Services – 0.8%
210	Dun & Bradstreet (The) Corp.	29,927
253	ManpowerGroup, Inc.	21,748
335	Robert Half International, Inc.	23,577
		75,252
	Real Estate Management & Development – 0.3%
100	Jones Lang LaSalle, Inc.	14,432
729	Realogy Holdings Corp.	15,047
		29,479
	Road & Rail – 1.2%
570	Knight-Swift Transportation Holdings, Inc.	19,654
200	Landstar System, Inc.	24,400
303	Ryder System, Inc.	22,140
792	Schneider National, Inc., Class B	19,784
579	Werner Enterprises, Inc.	20,468
		106,446
	Semiconductors & Semiconductor Equipment – 3.9%
4,271	Cypress Semiconductor Corp.	61,887
1,963	Entegris, Inc.	56,829
695	MKS Instruments, Inc.	55,704
498	Monolithic Power Systems, Inc.	62,514
1,748	Teradyne, Inc.	64,641
253	Universal Display Corp.	29,829
521	Versum Materials, Inc.	18,761
		350,165
	Software – 4.5%
650	Blackbaud, Inc.	65,962
1,023	CDK Global, Inc.	63,999
344	Fair Isaac Corp. (a)	78,621

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
768	j2 Global, Inc.	$63,629
644	LogMeIn, Inc.	57,380
1,214	Pegasystems, Inc.	75,997
		405,588
	Specialty Retail – 3.0%
592	Aaron’s, Inc.	32,240
190	Advance Auto Parts, Inc.	31,983
1,106	American Eagle Outfitters, Inc.	27,462
1,291	Bed Bath & Beyond, Inc.	19,365
489	Foot Locker, Inc.	24,929
272	Lithia Motors, Inc., Class A	22,211
549	Penske Automotive Group, Inc.	26,017
461	Signet Jewelers Ltd.	30,394
336	Tractor Supply Co.	30,536
419	Williams-Sonoma, Inc.	27,537
		272,674
	Technology Hardware, Storage & Peripherals – 0.3%
908	Xerox Corp.	24,498
	Textiles, Apparel & Luxury Goods – 1.3%
214	Carter’s, Inc.	21,100
253	Columbia Sportswear Co.	23,547
1,050	Hanesbrands, Inc.	19,352
184	Ralph Lauren Corp.	25,309
665	Wolverine World Wide, Inc.	25,968
		115,276
	Thrifts & Mortgage Finance – 0.8%
1,505	New York Community Bancorp, Inc.	15,607
1,024	Radian Group, Inc.	21,166
1,053	TFS Financial Corp.	15,805
507	Washington Federal, Inc.	16,224
		68,802
	Tobacco – 0.2%
1,274	Vector Group Ltd.	17,556
	Trading Companies & Distributors – 1.3%
519	Air Lease Corp.	23,812
311	Applied Industrial Technologies, Inc.	24,336
257	MSC Industrial Direct Co., Inc., Class A	22,644
711	Triton International Ltd.	23,655
122	Watsco, Inc.	21,728
		116,175
	Transportation Infrastructure – 0.3%
516	Macquarie Infrastructure Corp.	23,803
Shares	Description	Value

	Water Utilities – 0.2%
563	Aqua America, Inc.	$20,775
	Wireless Telecommunication Services – 0.5%
1,392	Telephone & Data Systems, Inc.	42,359
	Total Common Stocks	7,909,658
	(Cost $7,876,180)
REAL ESTATE INVESTMENT TRUSTS – 11.5%
	Equity Real Estate Investment Trusts – 10.4%
387	American Campus Communities, Inc.	15,929
749	American Homes 4 Rent, Class A	16,396
393	Apartment Investment & Management Co., Class A	17,343
928	Apple Hospitality REIT, Inc.	16,231
983	Brandywine Realty Trust	15,453
952	Brixmor Property Group, Inc.	16,669
182	Camden Property Trust	17,030
150	CoreSite Realty Corp.	16,671
1,712	Cousins Properties, Inc.	15,220
516	CubeSmart	14,721
285	CyrusOne, Inc.	18,069
413	Douglas Emmett, Inc.	15,578
571	Duke Realty Corp.	16,199
174	EastGroup Properties, Inc.	16,638
970	Empire State Realty Trust, Inc., Class A	16,112
256	EPR Properties	17,513
181	Equity LifeStyle Properties, Inc.	17,457
131	Federal Realty Investment Trust	16,568
498	First Industrial Realty Trust, Inc.	15,637
728	Forest City Realty Trust, Inc., Class A	18,265
464	Gaming and Leisure Properties, Inc.	16,356
602	GEO Group (The), Inc.	15,146
570	Healthcare Realty Trust, Inc.	16,678
616	Healthcare Trust of America, Inc., Class A	16,429
327	Highwoods Properties, Inc.	15,454
581	Hospitality Properties Trust	16,756
469	Hudson Pacific Properties, Inc.	15,346
455	JBG SMITH Properties	16,758
219	Kilroy Realty Corp.	15,700
978	Kimco Realty Corp.	16,372
243	Lamar Advertising Co., Class A	18,905
375	Liberty Property Trust	15,844
171	Life Storage, Inc.	16,272
292	Macerich (The) Co.	16,145
1,183	Medical Properties Trust, Inc.	17,638
225	National Health Investors, Inc.	17,008
378	National Retail Properties, Inc.	16,942
535	Omega Healthcare Investors, Inc.	17,532

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
854	Outfront Media, Inc.	$17,037
1,042	Physicians Realty Trust	17,568
833	Piedmont Office Realty Trust, Inc., Class A	15,769
129	PS Business Parks, Inc.	16,395
429	Rayonier, Inc.	14,504
753	RLJ Lodging Trust	16,589
200	Ryman Hospitality Properties, Inc.	17,234
764	Sabra Health Care REIT, Inc.	17,664
917	Senior Housing Properties Trust	16,102
927	SITE Centers Corp.	12,413
165	SL Green Realty Corp.	16,092
2,069	Spirit Realty Capital, Inc.	16,676
170	Sun Communities, Inc.	17,262
999	Sunstone Hotel Investors, Inc.	16,344
283	Taubman Centers, Inc.	16,932
829	Uniti Group, Inc.	16,704
2,230	VEREIT, Inc.	16,190
538	Weingarten Realty Investors	16,011
250	WP Carey, Inc.	16,077
		936,543
	Mortgage Real Estate Investment Trusts – 1.1%
893	AGNC Investment Corp.	16,637
528	Blackstone Mortgage Trust, Inc., Class A	17,693
907	Chimera Investment Corp.	16,444
2,189	MFA Financial, Inc.	16,089
949	New Residential Investment Corp.	16,911
765	Starwood Property Trust, Inc.	16,463
		100,237
	Total Real Estate Investment Trusts	1,036,780
	(Cost $1,018,602)
	Total Investments – 99.8%	8,946,438
	(Cost $8,894,782) (b)
	Net Other Assets and Liabilities – 0.2%	13,965
	Net Assets – 100.0%	$8,960,403

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $472,978 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $421,322. The net unrealized appreciation was $51,656.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,909,658	$ 7,909,658	$ —	$ —
Real Estate Investment Trusts*	1,036,780	1,036,780	—	—
Total Investments	$ 8,946,438	$ 8,946,438	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.8%
	Aerospace & Defense – 0.8%
238	AAR Corp.	$11,398
172	Cubic Corp.	12,565
564	Triumph Group, Inc.	13,141
		37,104
	Air Freight & Logistics – 0.3%
187	Forward Air Corp.	13,408
	Airlines – 0.5%
84	Allegiant Travel Co.	10,651
323	Hawaiian Holdings, Inc.	12,953
		23,604
	Auto Components – 0.5%
392	Cooper Tire & Rubber Co.	11,093
213	Standard Motor Products, Inc.	10,484
		21,577
	Automobiles – 0.2%
254	Winnebago Industries, Inc.	8,420
	Banks – 8.6%
146	1st Source Corp.	7,683
146	Ameris Bancorp	6,672
398	Banc of California, Inc.	7,522
131	BancFirst Corp.	7,854
129	Banner Corp.	8,020
192	Berkshire Hills Bancorp, Inc.	7,814
489	Boston Private Financial Holdings, Inc.	6,675
418	Brookline Bancorp, Inc.	6,981
261	CenterState Bank Corp.	7,321
103	City Holding Co.	7,910
132	Community Bank System, Inc.	8,061
312	ConnectOne Bancorp, Inc.	7,410
347	CVB Financial Corp.	7,745
144	Enterprise Financial Services Corp.	7,639
191	FB Financial Corp.	7,483
190	First Bancorp	7,697
245	First Busey Corp.	7,607
502	First Commonwealth Financial Corp.	8,102
254	First Financial Bancorp	7,544
184	First Interstate BancSystem, Inc., Class A	8,243
168	First Merchants Corp.	7,558
305	First Midwest Bancorp, Inc.	8,110
185	Great Western Bancorp, Inc.	7,805
274	Hanmi Financial Corp.	6,823
142	Heartland Financial USA, Inc.	8,243
223	Heritage Financial Corp.	7,839
353	Hilltop Holdings, Inc.	7,120
436	Hope Bancorp, Inc.	7,050
99	Independent Bank Corp.	8,177
116	Independent Bank Group, Inc.	7,691
Shares	Description	Value

	Banks (Continued)
182	International Bancshares Corp.	$8,190
392	Lakeland Bancorp, Inc.	7,076
161	Lakeland Financial Corp.	7,483
199	LegacyTexas Financial Group, Inc.	8,478
254	Live Oak Bancshares, Inc.	6,807
202	National Bank Holdings Corp., Class A	7,605
204	NBT Bancorp, Inc.	7,830
418	Old National Bancorp	8,067
70	Park National Corp.	7,389
171	Renasant Corp.	7,047
180	S&T Bancorp, Inc.	7,805
190	Sandy Spring Bancorp, Inc.	7,469
186	ServisFirst Bancshares, Inc.	7,282
260	Simmons First National Corp., Class A	7,657
231	Southside Bancshares, Inc.	8,039
91	Tompkins Financial Corp.	7,388
242	Towne Bank	7,466
238	Trustmark Corp.	8,009
200	Union Bankshares Corp.	7,706
254	United Community Banks, Inc.	7,084
173	WesBanco, Inc.	7,712
138	Westamerica Bancorporation	8,302
		396,290
	Beverages – 0.5%
76	Coca-Cola Bottling Co. Consolidated	13,853
116	MGP Ingredients, Inc.	9,162
		23,015
	Building Products – 1.2%
332	AAON, Inc.	12,550
387	Advanced Drainage Systems, Inc.	11,958
229	Apogee Enterprises, Inc.	9,462
620	Griffon Corp.	10,013
302	Universal Forest Products, Inc.	10,670
		54,653
	Capital Markets – 1.3%
258	Artisan Partners Asset Management, Inc., Class A	8,359
187	Cohen & Steers, Inc.	7,594
152	Houlihan Lokey, Inc.	6,829
136	Moelis & Co., Class A	7,453
101	Piper Jaffray Cos.	7,711
293	Virtu Financial, Inc., Class A	5,992
433	Waddell & Reed Financial, Inc., Class A	9,171
857	WisdomTree Investments, Inc.	7,268
		60,377

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.0%
111	Balchem Corp.	$12,442
93	Chase Corp.	11,174
202	HB Fuller Co.	10,437
142	Innospec, Inc.	10,899
147	KMG Chemicals, Inc.	11,107
144	Minerals Technologies, Inc.	9,735
70	Quaker Chemical Corp.	14,155
139	Stepan Co.	12,094
		92,043
	Commercial Services & Supplies – 4.5%
378	ABM Industries, Inc.	12,191
745	ACCO Brands Corp.	8,419
286	Brady Corp., Class A	12,512
669	Covanta Holding Corp.	10,871
304	Herman Miller, Inc.	11,674
277	HNI Corp.	12,254
449	Interface, Inc.	10,484
496	Knoll, Inc.	11,631
198	Matthews International Corp.	9,930
175	McGrath Rent Corp.	9,532
235	Mobile Mini, Inc.	10,305
171	Multi-Color Corp.	10,645
3,861	Pitney Bowes, Inc.	27,336
764	Steelcase, Inc., Class A	14,134
62	UniFirst Corp.	10,766
173	US Ecology, Inc.	12,759
204	Viad Corp.	12,087
		207,530
	Communications Equipment – 1.3%
409	InterDigital, Inc.	32,720
434	Plantronics, Inc.	26,170
		58,890
	Construction & Engineering – 0.7%
241	Comfort Systems USA, Inc.	13,592
198	Granite Construction, Inc.	9,049
406	Primoris Services Corp.	10,077
		32,718
	Consumer Finance – 0.2%
133	Nelnet, Inc., Class A	7,604
	Distributors – 0.4%
512	Core-Mark Holding Co., Inc.	17,388
	Diversified Consumer Services – 0.3%
103	Strategic Education, Inc.	14,114
	Diversified Telecommunication Services – 1.4%
411	ATN International, Inc.	30,365
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
620	Cogent Communications Holdings, Inc.	$34,596
		64,961
	Electric Utilities – 0.6%
153	El Paso Electric Co.	8,752
143	MGE Energy, Inc.	9,130
232	Otter Tail Corp.	11,113
		28,995
	Electrical Equipment – 0.5%
254	AZZ, Inc.	12,827
233	Encore Wire Corp.	11,673
		24,500
	Electronic Equipment, Instruments & Components – 0.7%
247	Badger Meter, Inc.	13,079
379	Benchmark Electronics, Inc.	8,868
274	Methode Electronics, Inc.	9,919
		31,866
	Energy Equipment & Services – 3.4%
5,913	Frank’s International N.V. (a)	51,325
7,195	Nabors Industries Ltd.	44,321
1,812	Oceaneering International, Inc. (a)	50,011
422	US Silica Holdings, Inc.	7,947
		153,604
	Entertainment – 0.3%
160	World Wrestling Entertainment, Inc.	15,477
	Food & Staples Retailing – 0.5%
302	Andersons (The), Inc.	11,370
128	PriceSmart, Inc.	10,362
		21,732
	Food Products – 1.2%
345	B&G Foods, Inc.	9,470
107	Calavo Growers, Inc.	10,336
981	Dean Foods Co.	6,965
231	Fresh Del Monte Produce, Inc.	7,829
68	J&J Snack Foods Corp.	10,261
334	Tootsie Roll Industries, Inc.	9,769
		54,630
	Gas Utilities – 0.6%
113	Chesapeake Utilities Corp.	9,481
141	Northwest Natural Gas Co.	9,433
270	South Jersey Industries, Inc.	9,523
		28,437

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 5.7%
193	Atrion Corp.	$134,097
1,583	CONMED Corp.	125,405
		259,502
	Health Care Providers & Services – 11.0%
3,235	Ensign Group (The), Inc.	122,671
1,646	National HealthCare Corp.	124,059
6,934	Owens & Minor, Inc.	114,550
1,207	US Physical Therapy, Inc.	143,150
		504,430
	Hotels, Restaurants & Leisure – 2.8%
579	Bloomin’ Brands, Inc.	11,458
327	Bluegreen Vacations Corp.	5,850
244	Brinker International, Inc.	11,402
211	Cheesecake Factory (The), Inc.	11,297
155	Dine Brands Global, Inc.	12,603
260	International Speedway Corp., Class A	11,388
137	Jack in the Box, Inc.	11,485
229	Papa John’s International, Inc.	11,743
347	Red Rock Resorts, Inc., Class A	9,248
338	Sonic Corp.	14,649
223	Wingstop, Inc.	15,224
		126,347
	Household Durables – 0.6%
379	KB Home	9,062
337	La-Z-Boy, Inc.	10,649
335	MDC Holdings, Inc.	9,909
		29,620
	Household Products – 0.3%
71	WD-40 Co.	12,219
	Independent Power and Renewable Electricity Producers – 1.5%
452	Clearway Energy, Inc., Class C	8,701
2,460	Pattern Energy Group, Inc., Class A	48,880
771	TerraForm Power, Inc., Class A	8,905
		66,486
	Industrial Conglomerates – 0.3%
287	Raven Industries, Inc.	13,130
	Insurance – 2.9%
135	AMERISAFE, Inc.	8,363
134	Argo Group International Holdings Ltd.	8,449
191	Aspen Insurance Holdings Ltd.	7,984
194	Employers Holdings, Inc.	8,788
Shares	Description	Value

	Insurance (Continued)
99	FBL Financial Group, Inc., Class A	$7,450
174	Horace Mann Educators Corp.	7,813
198	James River Group Holdings, Ltd.	8,439
142	Kinsale Capital Group, Inc.	9,068
171	Mercury General Corp.	8,577
296	National General Holdings Corp.	7,945
25	National Western Life Group, Inc., Class A	7,980
137	Navigators Group (The), Inc.	9,467
91	Safety Insurance Group, Inc.	8,153
260	State Auto Financial Corp.	7,940
150	United Fire Group, Inc.	7,615
222	Universal Insurance Holdings, Inc.	10,778
		134,809
	Internet & Direct Marketing Retail – 0.4%
268	Nutrisystem, Inc.	9,929
264	PetMed Express, Inc.	8,715
		18,644
	IT Services – 2.1%
810	CSG Systems International, Inc.	32,513
505	EVERTEC, Inc.	12,171
206	ManTech International Corp., Class A	13,040
2,128	NIC, Inc.	31,494
320	TTEC Holdings, Inc.	8,288
		97,506
	Leisure Products – 0.5%
422	Acushnet Holdings Corp.	11,575
544	Callaway Golf Co.	13,214
		24,789
	Machinery – 5.9%
376	Actuant Corp., Class A	10,490
122	Alamo Group, Inc.	11,176
184	Albany International Corp., Class A	14,628
256	Altra Industrial Motion Corp.	10,573
185	Astec Industries, Inc.	9,326
586	Briggs & Stratton Corp.	11,269
255	Columbus McKinnon Corp.	10,083
230	Douglas Dynamics, Inc.	10,097
158	EnPro Industries, Inc.	11,523
191	ESCO Technologies, Inc.	12,998
474	Federal Signal Corp.	12,694
245	Franklin Electric Co., Inc.	11,576
209	Greenbrier (The) Cos., Inc.	12,561
172	Hyster-Yale Materials Handling, Inc.	10,583
115	Kadant, Inc.	12,403

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
114	Lindsay Corp.	$11,427
374	Mueller Industries, Inc.	10,839
942	Mueller Water Products, Inc., Class A	10,842
649	REV Group, Inc.	10,189
108	Standex International Corp.	11,259
229	Sun Hydraulics Corp.	12,545
140	Tennant Co.	10,633
592	Wabash National Corp.	10,792
141	Watts Water Technologies, Inc., Class A	11,703
		272,209
	Marine – 0.2%
288	Matson, Inc.	11,416
	Media – 1.5%
565	Emerald Expositions Events, Inc.	9,311
1,540	Entercom Communications Corp., Class A	12,166
868	EW Scripps (The) Co., Class A	14,322
1,087	Gannett Co., Inc.	10,881
228	Meredith Corp.	11,639
262	Scholastic Corp.	12,233
		70,552
	Metals & Mining – 1.4%
206	Carpenter Technology Corp.	12,144
165	Compass Minerals International, Inc.	11,088
3,117	Hecla Mining Co.	8,696
104	Kaiser Aluminum Corp.	11,342
204	Materion Corp.	12,342
393	Warrior Met Coal, Inc.	10,627
		66,239
	Multiline Retail – 0.5%
278	Big Lots, Inc.	11,617
123	Dillard’s, Inc., Class A	9,390
		21,007
	Multi-Utilities – 0.2%
158	NorthWestern Corp.	9,268
	Oil, Gas & Consumable Fuels – 2.7%
138	Arch Coal, Inc., Class A	12,337
1,816	SemGroup Corp., Class A	40,043
1,795	SM Energy Co.	56,596
541	World Fuel Services Corp.	14,975
		123,951
	Paper & Forest Products – 0.9%
247	Boise Cascade Co.	9,090
128	Neenah, Inc.	11,046
554	PH Glatfelter Co.	10,587
Shares	Description	Value

	Paper & Forest Products (Continued)
236	Schweitzer-Mauduit International, Inc.	$9,041
		39,764
	Personal Products – 0.3%
193	Inter Parfums, Inc.	12,439
	Professional Services – 1.3%
229	Exponent, Inc.	12,274
155	ICF International, Inc.	11,695
116	Insperity, Inc.	13,682
492	Kelly Services, Inc., Class A	11,823
178	Korn/Ferry International	8,765
		58,239
	Real Estate Management & Development – 0.4%
368	Kennedy-Wilson Holdings, Inc.	7,912
99	RMR Group (The), Inc., Class A	9,187
		17,099
	Road & Rail – 0.5%
595	Heartland Express, Inc.	11,739
471	Marten Transport Ltd.	9,915
		21,654
	Semiconductors & Semiconductor Equipment – 2.8%
1,014	Brooks Automation, Inc.	35,520
308	Cabot Microelectronics, Corp.	31,776
453	Power Integrations, Inc.	28,630
2,055	Xperi Corp.	30,517
		126,443
	Software – 2.8%
434	Ebix, Inc.	34,351
1,630	Monotype Imaging Holdings, Inc.	32,926
852	Progress Software Corp.	30,067
2,460	TiVo Corp.	30,627
		127,971
	Specialty Retail – 3.7%
475	Abercrombie & Fitch Co., Class A	10,032
432	Buckle (The), Inc.	9,958
338	Caleres, Inc.	12,121
413	Camping World Holdings, Inc., Class A	8,805
1,429	Chico’s FAS, Inc.	12,389
96	Children’s Place (The), Inc.	12,269
330	Dick’s Sporting Goods, Inc.	11,708
450	DSW, Inc., Class A	15,246
798	GameStop Corp., Class A	12,185
185	Group 1 Automotive, Inc.	12,006

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
543	Guess?, Inc.	$12,272
200	Monro, Inc.	13,920
4,560	Office Depot, Inc.	14,638
456	Tailored Brands, Inc.	11,487
		169,036
	Technology Hardware, Storage & Peripherals – 0.3%
2,769	Diebold Nixdorf, Inc.	12,461
	Textiles, Apparel & Luxury Goods – 0.5%
124	Oxford Industries, Inc.	11,185
194	Steven Madden Ltd.	10,262
		21,447
	Thrifts & Mortgage Finance – 1.4%
480	Beneficial Bancorp, Inc.	8,112
591	Capitol Federal Financial, Inc.	7,529
578	Kearny Financial Corp.	8,005
406	Meridian Bancorp, Inc.	6,902
80	Meta Financial Group, Inc.	6,612
447	Northwest Bancshares, Inc.	7,742
283	Provident Financial Services, Inc.	6,948
140	Walker & Dunlop, Inc.	7,403
146	WSFS Financial Corp.	6,884
		66,137
	Tobacco – 0.2%
156	Universal Corp.	10,140
	Trading Companies & Distributors – 1.7%
539	Aircastle, Ltd.	11,810
149	GATX Corp.	12,902
294	H&E Equipment Services, Inc.	11,107
158	Kaman Corp.	10,551
964	Systemax, Inc.	31,754
		78,124
	Water Utilities – 0.4%
158	American States Water Co.	9,660
232	California Water Service Group	9,953
		19,613
	Wireless Telecommunication Services – 0.6%
664	Shenandoah Telecommunications Co.	25,730
	Total Common Stocks	4,161,358
	(Cost $4,104,793)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 8.6%
	Equity Real Estate Investment Trusts – 7.0%
284	Acadia Realty Trust	$7,961
147	Agree Realty Corp.	7,809
331	Alexander & Baldwin, Inc.	7,510
20	Alexander’s, Inc.	6,866
203	American Assets Trust, Inc.	7,570
466	CareTrust REIT, Inc.	8,253
1,397	CBL & Associates Properties, Inc.	5,574
367	Chatham Lodging Trust	7,667
246	Chesapeake Lodging Trust	7,889
343	Columbia Property Trust, Inc.	8,109
326	CoreCivic, Inc.	7,932
268	Corporate Office Properties Trust	7,994
634	DiamondRock Hospitality Co.	7,399
472	Four Corners Property Trust, Inc.	12,126
909	Franklin Street Properties Corp.	7,263
276	Getty Realty Corp.	7,883
381	Global Net Lease, Inc.	7,944
491	Government Properties Income Trust	5,543
456	Kite Realty Group Trust	7,592
891	Lexington Realty Trust	7,395
182	LTC Properties, Inc.	8,028
384	Mack-Cali Realty Corp.	8,164
471	Monmouth Real Estate Investment Corp.	7,875
252	National Storage Affiliates Trust	6,411
201	Pebblebrook Hotel Trust	7,310
153	PotlatchDeltic Corp.	6,265
197	QTS Realty Trust, Inc., Class A	8,406
589	Ramco-Gershenson Properties Trust	8,010
406	Retail Opportunity Investments Corp.	7,580
609	Retail Properties of America, Inc.	7,424
248	Rexford Industrial Realty, Inc.	7,926
145	Saul Centers, Inc.	8,120
346	Select Income REIT	7,591
183	Seritage Growth Properties	8,691
286	STAG Industrial, Inc.	7,865
544	Summit Hotel Properties, Inc.	7,360
331	Tanger Factory Outlet Centers, Inc.	7,573
207	Terreno Realty Corp.	7,804
340	Urban Edge Properties	7,507
959	Washington Prime Group, Inc.	7,001
257	Washington Real Estate Investment Trust	7,877
319	Xenia Hotels & Resorts, Inc.	7,560
		322,627

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 1.6%
426	Apollo Commercial Real Estate Finance, Inc.	$8,039
341	ARMOUR Residential REIT, Inc.	7,655
394	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,459
489	Invesco Mortgage Capital, Inc.	7,736
393	KKR Real Estate Finance Trust, Inc.	7,927
498	Ladder Capital Corp.	8,436
410	PennyMac Mortgage Investment Trust	8,298
472	Redwood Trust, Inc.	7,665
492	Two Harbors Investment Corp.	7,346
		71,561
	Total Real Estate Investment Trusts	394,188
	(Cost $386,727)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.3%
	Capital Markets – 0.3%
498	Corporate Capital Trust, Inc.	7,600
434	TPG Specialty Lending, Inc.	8,849
	Total Common Stocks - Business Development Companies	16,449
	(Cost $16,551)
	Total Investments – 99.7%	4,571,995
	(Cost $4,508,071) (b)
	Net Other Assets and Liabilities – 0.3%	13,003
	Net Assets – 100.0%	$4,584,998

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $327,976 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $264,052. The net unrealized appreciation was $63,924.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,161,358	$ 4,161,358	$ —	$ —
Real Estate Investment Trusts*	394,188	394,188	—	—
Common Stocks - Business Development Companies*	16,449	16,449	—	—
Total Investments	$ 4,571,995	$ 4,571,995	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.7%
	Aerospace & Defense – 0.8%
106	Lockheed Martin Corp.	$36,672
	Air Freight & Logistics – 1.0%
366	United Parcel Service, Inc., Class B	42,731
	Airlines – 0.7%
518	Delta Air Lines, Inc.	29,956
	Automobiles – 0.7%
1,966	Ford Motor Co.	18,186
393	General Motors Co.	13,232
		31,418
	Banks – 1.7%
270	BB&T Corp.	13,106
403	Fifth Third Bancorp	11,252
948	Huntington Bancshares, Inc.	14,144
185	SunTrust Banks, Inc.	12,356
241	US Bancorp	12,727
256	Wells Fargo & Co.	13,455
		77,040
	Beverages – 0.8%
317	Coca-Cola (The) Co.	14,642
142	Molson Coors Brewing Co., Class B	8,733
113	PepsiCo, Inc.	12,634
		36,009
	Biotechnology – 5.1%
865	AbbVie, Inc.	81,812
329	Amgen, Inc.	68,198
987	Gilead Sciences, Inc.	76,206
		226,216
	Building Products – 0.9%
1,092	Johnson Controls International PLC	38,220
	Capital Markets – 1.0%
87	Ameriprise Financial, Inc.	12,846
436	Franklin Resources, Inc.	13,259
835	Invesco, Ltd.	19,105
		45,210
	Chemicals – 1.3%
85	Air Products & Chemicals, Inc.	14,199
306	CF Industries Holdings, Inc.	16,659
185	DowDuPont, Inc.	11,897
159	LyondellBasell Industries N.V., Class A	16,299
		59,054
	Communications Equipment – 1.7%
1,550	Cisco Systems, Inc.	75,407
Shares	Description	Value

	Containers & Packaging – 1.7%
350	International Paper Co.	$17,203
254	Packaging Corp. of America	27,861
616	WestRock Co.	32,919
		77,983
	Distributors – 0.3%
133	Genuine Parts Co.	13,220
	Diversified Telecommunication Services – 2.2%
765	AT&T, Inc.	25,689
2,465	CenturyLink, Inc.	52,258
370	Verizon Communications, Inc.	19,754
		97,701
	Electric Utilities – 1.5%
74	American Electric Power Co., Inc.	5,245
83	Duke Energy Corp.	6,642
85	Edison International	5,753
79	Entergy Corp.	6,409
83	Eversource Energy	5,099
108	Exelon Corp.	4,715
162	FirstEnergy Corp.	6,022
22	NextEra Energy, Inc.	3,687
124	PG&E Corp. (a)	5,705
287	PPL Corp.	8,398
158	Southern (The) Co.	6,889
103	Xcel Energy, Inc.	4,863
		69,427
	Electrical Equipment – 1.9%
535	Eaton Corp. PLC	46,401
480	Emerson Electric Co.	36,758
		83,159
	Electronic Equipment, Instruments & Components – 1.7%
2,117	Corning, Inc.	74,730
	Energy Equipment & Services – 0.4%
302	Schlumberger Ltd.	18,398
	Entertainment – 0.7%
917	Viacom, Inc., Class B	30,958
	Food & Staples Retailing – 1.4%
463	Walgreens Boots Alliance, Inc.	33,753
291	Walmart, Inc.	27,328
		61,081
	Food Products – 2.5%
250	Archer-Daniels-Midland Co.	12,567
155	Bunge Ltd.	10,650

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
342	Campbell Soup Co.	$12,527
267	Conagra Brands, Inc.	9,070
402	General Mills, Inc.	17,254
122	Hershey (The) Co.	12,444
108	JM Smucker (The) Co.	11,082
178	Kellogg Co.	12,464
254	Kraft Heinz (The) Co.	13,998
		112,056
	Health Care Providers & Services – 1.9%
815	Cardinal Health, Inc.	44,010
504	CVS Health Corp.	39,675
		83,685
	Hotels, Restaurants & Leisure – 5.2%
572	Carnival Corp.	36,476
229	Darden Restaurants, Inc.	25,462
529	Las Vegas Sands Corp.	31,386
169	McDonald’s Corp.	28,272
233	Royal Caribbean Cruises Ltd.	30,276
503	Starbucks Corp.	28,591
1,187	Wyndham Destinations, Inc.	51,468
		231,931
	Household Durables – 2.5%
1,324	Garmin Ltd.	92,746
555	Newell Brands, Inc.	11,267
84	Whirlpool Corp.	9,975
		113,988
	Household Products – 1.2%
79	Clorox (The) Co.	11,882
155	Colgate-Palmolive Co.	10,377
143	Kimberly-Clark Corp.	16,251
184	Procter & Gamble (The) Co.	15,314
		53,824
	Industrial Conglomerates – 1.7%
155	3M Co.	32,660
3,842	General Electric Co.	43,376
		76,036
	Insurance – 4.3%
213	American Financial Group, Inc.	23,637
229	American International Group, Inc.	12,192
189	Arthur J. Gallagher & Co.	14,069
89	Chubb Ltd.	11,894
232	Cincinnati Financial Corp.	17,820
290	CNA Financial Corp.	13,238
398	Fidelity National Financial, Inc.	15,661
429	MetLife, Inc.	20,043
357	Principal Financial Group, Inc.	20,917
Shares	Description	Value

	Insurance (Continued)
190	Prudential Financial, Inc.	$19,251
99	Travelers (The) Cos., Inc.	12,841
339	Unum Group	13,245
		194,808
	IT Services – 3.4%
744	International Business Machines Corp.	112,500
523	Paychex, Inc.	38,519
		151,019
	Leisure Products – 0.3%
113	Hasbro, Inc.	11,879
	Machinery – 3.1%
201	Caterpillar, Inc.	30,651
290	Cummins, Inc.	42,360
416	Dover Corp.	36,828
193	Illinois Tool Works, Inc.	27,236
		137,075
	Media – 0.6%
421	Omnicom Group, Inc.	28,636
	Metals & Mining – 0.3%
196	Nucor Corp.	12,436
	Multiline Retail – 1.6%
444	Kohl’s Corp.	33,100
446	Target Corp.	39,342
		72,442
	Multi-Utilities – 1.0%
71	Ameren Corp.	4,488
206	Centerpoint Energy, Inc.	5,696
90	CMS Energy Corp.	4,410
67	Consolidated Edison, Inc.	5,105
100	Dominion Energy, Inc.	7,028
47	DTE Energy Co.	5,129
87	Public Service Enterprise Group, Inc.	4,593
37	Sempra Energy	4,209
74	WEC Energy Group, Inc.	4,940
		45,598
	Oil, Gas & Consumable Fuels – 6.0%
187	Chevron Corp.	22,866
310	Exxon Mobil Corp.	26,356
1,250	Kinder Morgan, Inc.	22,162
237	Marathon Petroleum Corp.	18,953
299	Occidental Petroleum Corp.	24,569
425	ONEOK, Inc.	28,811
156	Phillips 66	17,584
1,009	Targa Resources Corp.	56,817
166	Valero Energy Corp.	18,883

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,182	Williams (The) Cos., Inc.	$32,139
		269,140
	Personal Products – 0.3%
1,010	Coty, Inc.	12,686
	Pharmaceuticals – 9.0%
1,180	Bristol-Myers Squibb Co.	73,254
676	Eli Lilly & Co.	72,542
528	Johnson & Johnson	72,954
1,178	Merck & Co., Inc.	83,567
2,313	Pfizer, Inc.	101,934
		404,251
	Semiconductors & Semiconductor Equipment – 7.9%
225	Broadcom, Inc.	55,514
1,108	Intel Corp.	52,397
573	KLA-Tencor Corp.	58,280
1,084	Maxim Integrated Products, Inc.	61,127
1,769	QUALCOMM, Inc.	127,421
		354,739
	Specialty Retail – 1.8%
927	Gap (The), Inc.	26,744
1,840	L Brands, Inc.	55,752
		82,496
	Technology Hardware, Storage & Peripherals – 4.5%
2,526	HP, Inc.	65,095
1,889	Seagate Technology PLC	89,444
798	Western Digital Corp.	46,715
		201,254
	Textiles, Apparel & Luxury Goods – 0.3%
248	Tapestry, Inc.	12,467
	Tobacco – 0.9%
339	Altria Group, Inc.	20,445
268	Philip Morris International, Inc.	21,853
		42,298
	Trading Companies & Distributors – 0.9%
707	Fastenal Co.	41,020
	Total Common Stocks	3,970,354
	(Cost $4,023,259)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 10.9%
	Equity Real Estate Investment Trusts – 9.6%
114	Alexandria Real Estate Equities, Inc.	$14,340
98	AvalonBay Communities, Inc.	17,753
101	Boston Properties, Inc.	12,432
178	Crown Castle International Corp.	19,817
157	Digital Realty Trust, Inc.	17,659
259	Equity Residential	17,161
64	Essex Property Trust, Inc.	15,789
162	Extra Space Storage, Inc.	14,036
1,118	HCP, Inc.	29,426
907	Host Hotels & Resorts, Inc.	19,138
950	Iron Mountain, Inc.	32,794
181	Mid-America Apartment Communities, Inc.	18,133
215	Prologis, Inc.	14,575
78	Public Storage	15,727
450	Realty Income Corp.	25,600
283	Regency Centers Corp.	18,302
131	Simon Property Group, Inc.	23,154
452	UDR, Inc.	18,274
488	Ventas, Inc.	26,537
227	Vornado Realty Trust	16,571
446	Welltower, Inc.	28,687
481	Weyerhaeuser Co.	15,522
		431,427
	Mortgage Real Estate Investment Trusts – 1.3%
5,706	Annaly Capital Management, Inc.	58,373
	Total Real Estate Investment Trusts	489,800
	(Cost $508,966)
	Total Investments – 99.6%	4,460,154
	(Cost $4,532,225) (b)
	Net Other Assets and Liabilities – 0.4%	18,271
	Net Assets – 100.0%	$4,478,425

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $146,661 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $218,732. The net unrealized depreciation was $72,071.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,970,354	$ 3,970,354	$ —	$ —
Real Estate Investment Trusts*	489,800	489,800	—	—
Total Investments	$ 4,460,154	$ 4,460,154	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
September 30, 2018 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 27,579,862	$ 4,900,748	$ 20,562,227
Cash	26,220	20,546	12,054
Foreign currency	12,219	4,252	—
Receivables:
Dividends	88,068	8,741	23,119
Dividend reclaims	17,814	342	1,008
Total Assets	27,724,183	4,934,629	20,598,408
LIABILITIES:
Payables:
Investment advisory fees	14,768	3,016	9,863
Deferred foreign capital gains tax	—	17,773	—
Total Liabilities	14,768	20,789	9,863
NET ASSETS	$27,709,415	$4,913,840	$20,588,545
NET ASSETS consist of:
Paid-in capital	$ 27,975,501	$ 5,173,423	$ 19,255,827
Par value	5,500	1,000	9,000
Accumulated distributable earnings (loss)	(271,586)	(260,583)	1,323,718
NET ASSETS	$27,709,415	$4,913,840	$20,588,545
NET ASSET VALUE, per share	$50.38	$49.14	$22.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	550,002	100,002	900,002
Investments, at cost	$27,842,539	$5,223,140	$19,942,018
Foreign currency, at cost (proceeds)	$12,227	$4,199	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 8,946,438	$ 4,571,995	$ 4,460,154
4,704	4,284	10,084
—	—	—

13,570	11,010	9,712
82	—	339
8,964,794	4,587,289	4,480,289

4,391	2,291	1,864
—	—	—
4,391	2,291	1,864
$ 8,960,403	$ 4,584,998	$ 4,478,425

$ 8,924,205	$ 4,416,090	$ 4,580,452
4,000	2,000	2,000
32,198	166,908	(104,027)
$ 8,960,403	$ 4,584,998	$ 4,478,425
$22.40	$22.92	$22.39
400,002	200,002	200,002
$8,894,782	$4,508,071	$4,532,225
$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended September 30, 2018 (Unaudited)
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 382,019	$ 133,464	$ 211,238
Interest	454	187	189
Foreign withholding tax	(37,219)	(16,242)	(55)
Other	30	2	11
Total investment income	345,284	117,411	211,383
EXPENSES:
Investment advisory fees	67,147	19,419	56,411
Total expenses	67,147	19,419	56,411
NET INVESTMENT INCOME (LOSS)	278,137	97,992	154,972
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(23,104)	(198,147)	(160,324)
In-kind redemptions	—	388,542	861,051
Foreign currency transactions	(654)	(2,858)	—
Net realized gain (loss)	(23,758)	187,537	700,727
Net change in unrealized appreciation (depreciation) on:
Investments	(279,363)	(756,608)	476,041
Foreign currency translation	(667)	(94)	—
Deferred foreign capital gains tax	—	(17,773)	—
Net change in unrealized appreciation (depreciation)	(280,030)	(774,475)	476,041
NET REALIZED AND UNREALIZED GAIN (LOSS)	(303,788)	(586,938)	1,176,768
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,651)	$(488,946)	$ 1,331,740

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$90,083	$62,346	$92,435
82	67	111
(82)	(3)	(58)
37	17	—
90,120	62,427	92,488

22,719	13,563	13,278
22,719	13,563	13,278
67,401	48,864	79,210

(51,800)	(110,956)	(185,219)
159,051	288,212	195,940
—	—	—
107,251	177,256	10,721

244,706	215,179	365,158
—	—	—
—	—	—
244,706	215,179	365,158
351,957	392,435	375,879
$419,358	$441,299	$455,089
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
OPERATIONS:
Net investment income (loss)	$ 278,137	$ 105,820	$ 97,992	$ 75,725	$ 154,972	$ 140,799
Net realized gain (loss)	(23,758)	(6,059)	187,537	179,267	700,727	316,108
Net change in unrealized appreciation (depreciation)	(280,030)	16,824	(774,475)	434,234	476,041	144,168
Net increase (decrease) in net assets resulting from operations	(25,651)	116,585	(488,946)	689,226	1,331,740	601,075
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(298,651)		(123,902)		(145,320)
Net investment income		(64,251)		(72,642)		(114,600)
Net realized gain		—		(86,431)		—
Total distributions to shareholders	(298,651)	(64,251)	(123,902)	(159,073)	(145,320)	(114,600)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,187,925	12,793,458	2,771,850	10,287,399	4,514,045	24,235,245
Cost of shares redeemed	—	—	(2,739,037)	(5,323,677)	(6,647,768)	(3,185,872)
Net increase (decrease) in net assets resulting from shareholder transactions	15,187,925	12,793,458	32,813	4,963,722	(2,133,723)	21,049,373
Total increase (decrease) in net assets	14,863,623	12,845,792	(580,035)	5,493,875	(947,303)	21,535,848
NET ASSETS:
Beginning of period	12,845,792	—	5,493,875	—	21,535,848	—
End of period	$27,709,415	$12,845,792	$4,913,840	$5,493,875	$20,588,545	$21,535,848
Accumulated net investment income (loss) at end of period		$43,492		$(77)		$26,144
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,002	—	100,002	—	1,000,002	—
Shares sold	300,000	250,002	50,000	200,002	200,000	1,150,002
Shares redeemed	—	—	(50,000)	(100,000)	(300,000)	(150,000)
Shares outstanding, end of period	550,002	250,002	100,002	100,002	900,002	1,000,002

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)

$ 67,401	$ 48,134	$ 48,864	$ 42,930	$ 79,210	$ 170,361
107,251	252,075	177,256	248,869	10,721	460,055
244,706	(193,050)	215,179	(151,255)	365,158	(437,229)
419,358	107,159	441,299	140,544	455,089	193,187

(56,685)		(40,581)		(93,401)
	(35,690)		(32,411)		(133,605)
	—		—		—
(56,685)	(35,690)	(40,581)	(32,411)	(93,401)	(133,605)

3,356,320	10,499,216	2,227,187	8,327,278	1,120,308	18,010,981
(1,113,924)	(4,215,351)	(2,218,236)	(4,260,082)	(9,657,300)	(5,416,834)
2,242,396	6,283,865	8,951	4,067,196	(8,536,992)	12,594,147
2,605,069	6,355,334	409,669	4,175,329	(8,175,304)	12,653,729

6,355,334	—	4,175,329	—	12,653,729	—
$8,960,403	$ 6,355,334	$ 4,584,998	$ 4,175,329	$ 4,478,425	$ 12,653,729
	$10,196		$7,800		$35,938

300,002	—	200,002	—	600,002	—
150,000	500,002	100,000	400,002	50,000	850,002
(50,000)	(200,000)	(100,000)	(200,000)	(450,000)	(250,000)
400,002	300,002	200,002	200,002	200,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	0.59	0.62
Net realized and unrealized gain (loss)	(0.87)	1.48
Total from investment operations	(0.28)	2.10
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.45)
Net asset value, end of period	$50.38	$51.38
Total return (b)	(0.67)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 27,709	$ 12,846
Ratio of total expenses to average net assets	0.65% (c)	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	2.69% (c)	1.74% (c)
Portfolio turnover rate (e)	24%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	0.98	0.70
Net realized and unrealized gain (loss)	(5.54)	5.78
Total from investment operations	(4.56)	6.48
Distributions paid to shareholders from:
Net investment income	(0.90)	(0.67)
Net realized gain	(0.34)	(0.58)
Total distributions	(1.24)	(1.25)
Net asset value, end of period	$49.14	$54.94
Total return (b)	(8.35)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,914	$ 5,494
Ratio of total expenses to average net assets	0.75% (c)	0.75% (c)
Ratio of net investment income (loss) to average net assets	3.78% (c)	1.75% (c)
Portfolio turnover rate (d)	32%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.19	0.21
Net realized and unrealized gain (loss)	1.33	1.68
Total from investment operations	1.52	1.89
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.18)
Net asset value, end of period	$22.88	$21.54
Total return (b)	7.07%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 20,589	$ 21,536
Ratio of total expenses to average net assets	0.60% (c)	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.65% (c)	1.71% (c)
Portfolio turnover rate (d)	15%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.17	0.23
Net realized and unrealized gain (loss)	1.20	1.36
Total from investment operations	1.37	1.59
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.19)
Net asset value, end of period	$22.40	$21.18
Total return (b)	6.49%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,960	$ 6,355
Ratio of total expenses to average net assets	0.60% (c)	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.78% (c)	1.71% (c)
Portfolio turnover rate (d)	17%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.24	0.34
Net realized and unrealized gain (loss)	2.00	1.10
Total from investment operations	2.24	1.44
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.29)
Net asset value, end of period	$22.92	$20.88
Total return (b)	10.76%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,585	$ 4,175
Ratio of total expenses to average net assets	0.60% (c)	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.16% (c)	2.22% (c)
Portfolio turnover rate (d)	23%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Six Months Ended 9/30/2018 (Unaudited)	Period Ended 3/31/2018 (a)
Net asset value, beginning of period	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.52	0.41
Net realized and unrealized gain (loss)	1.25	1.18
Total from investment operations	1.77	1.59
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.35)
Net asset value, end of period	$22.39	$21.09
Total return (b)	8.47%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,478	$ 12,654
Ratio of total expenses to average net assets	0.50% (c)	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	2.98% (c)	3.32% (c)
Portfolio turnover rate (e)	44%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the six funds listed below, each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities in which a Fund invests, or in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participating agreements. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2018, was as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 64,251	$ —	$ —
Emerging Markets Equity Select ETF	159,073	—	—
Large Cap US Equity Select ETF	114,600	—	—
Mid Cap US Equity Select ETF	35,690	—	—
Small Cap US Equity Select ETF	32,411	—	—
US Equity Dividend Select ETF	133,605	—	—
As of March 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 77,934	$ —	$ (25,218)
Emerging Markets Equity Select ETF	33,657	—	318,608
Large Cap US Equity Select ETF	25,261	(13,488)	125,525
Mid Cap US Equity Select ETF	10,003	(15,667)	(324,811)
Small Cap US Equity Select ETF	6,870	(8,725)	(231,955)
US Equity Dividend Select ETF	33,712	(4,720)	(494,707)
E. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statement of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduces a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million will be taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 will be considered exempt due to a grandfather clause in the provision. In the case of the sale of listed shares held by a Fund for one year or less, the income would be classified as short-term capital gains and would be taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to securities transaction tax (“STT”). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax. Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains would be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains would be taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2018 remains open to federal and state audit. As of September 30, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2018, the Funds had non-expiring capital loss carryforward for federal income tax purposes as follows:
Capital Loss Available
Developed International Equity Select ETF	$ —
Emerging Markets Equity Select ETF	—
Large Cap US Equity Select ETF	13,488
Mid Cap US Equity Select ETF	15,667
Small Cap US Equity Select ETF	8,725
US Equity Dividend Select ETF	4,720
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
G. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended September 30, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 6,298,656	$ 5,008,866
Emerging Markets Equity Select ETF	4,449,251	1,671,399
Large Cap US Equity Select ETF	2,805,567	2,796,525
Mid Cap US Equity Select ETF	1,335,405	1,313,361
Small Cap US Equity Select ETF	1,026,964	1,015,273
US Equity Dividend Select ETF	2,454,079	2,465,684

For the six months ended September 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 13,811,213	$ —
Emerging Markets Equity Select ETF	—	2,786,319
Large Cap US Equity Select ETF	4,500,770	6,627,791
Mid Cap US Equity Select ETF	3,341,907	1,111,287
Small Cap US Equity Select ETF	2,218,453	2,212,665
US Equity Dividend Select ETF	1,111,913	9,623,303
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
Developed International Equity Select ETF	$ 2,500	$ 2,500
Emerging Markets Equity Select ETF	2,500	2,500
Large Cap US Equity Select ETF	1,600	1,600
Mid Cap US Equity Select ETF	1,500	1,500
Small Cap US Equity Select ETF	1,350	1,350
US Equity Dividend Select ETF	650	650
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2020.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to some or all of the Funds are identified below, but not all of the material risks relevant to each Fund are included in this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a Fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A Fund that tracks an index will be concentrated to the extent the Fund’s corresponding index is concentrated. A concentration makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The Funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a Fund uses derivative instruments such as futures contracts, options contracts and swaps, the Fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a Fund’s portfolio managers use derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.
Equity Securities Risk. To the extent a Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a Fund invests in fixed income securities, the Fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a Fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a Fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Fund of Funds Risk. To the extent a Fund invests in the securities of other investment vehicles, the Fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the Fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the Fund invests.
Index Constituent Risk. Certain Funds may be a constituent of one or more indices. As a result, such a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund’s net asset value could be negatively impacted and the Fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a Fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the Fund and its shareholders.
Management Risk. To the extent that a Fund is actively managed, it is subject to management risk. In managing an actively-managed Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.
Market Risk. Securities held by a Fund, as well as shares of a Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a Fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
Advisory Agreement
Board Considerations Regarding Continuation of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following six series of the Trust (each a “Fund” and collectively, the “Funds”):
Large Cap US Equity Select ETF (RNLC)
Mid Cap US Equity Select ETF (RNMC)
Small Cap US Equity Select ETF (RNSC)
US Equity Dividend Select ETF (RNDV)
Developed International Equity Select ETF (RNDM)
Emerging Markets Equity Select ETF (RNEM)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2019 at a meeting held on June 11, 2018. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 23, 2018 and June 11, 2018, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds (“ETFs”)) compiled by Management Practice, Inc. (“MPI”), an independent source (the “Peer Group”), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund’s Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 23, 2018, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 11, 2018 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 23, 2018 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund’s investment objective, policies and restrictions.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
September 30, 2018 (Unaudited)
The Board considered the unitary fee rate payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Peer Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Peer Group included peer funds that pay a unitary fee and because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective Peer Group. With respect to the Peer Groups, the Board noted its prior discussions with the Advisor and MPI regarding the assembly of the Peer Groups and, at the April 23, 2018 meeting, discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to each Fund.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board noted that each Fund commenced operations on June 20, 2017, and therefore had limited performance history.
On the basis of all the information provided on the unitary fee of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to make investments in infrastructure and personnel. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the period from inception through December 31, 2017 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2017. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds’ portfolios. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	December 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 10, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 10, 2018

* Print the name and title of each signing officer under his or her signature.